September 30, 2000



           Money Market
           Portfolios

           ANNUAL REPORT
           TO SHAREHOLDERS




Not FDIC Insured

 May Lose Value

No Bank Guarantee

                                      [GRAPHIC OF BLACK ROCK FUNDS LOGO OMITTED]

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIOS

* Money Market                             * Ohio Municipal Money Market
* U.S. Treasury Money Market               * Pennsylvania Municipal Money Market
* Municipal Money Market                   * Virginia Municipal Money Market
* New Jersey Municipal Money Market
* North Carolina Municipal Money Market

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
SHAREHOLDER LETTER...........................................................1
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
      Money Market...........................................................2
      U.S. Treasury Money Market.............................................4
      U.S. Treasury Money Market Statement of Assets & Liabilities...........5
      Municipal Money Market.................................................6
      New Jersey Municipal Money Market.....................................12
      North Carolina Municipal Money Market.................................15
      Ohio Municipal Money Market...........................................18
      Pennsylvania Municipal Money Market...................................21
      Virginia Municipal Money Market.......................................25
      Virginia Municipal Money Market Statement of Assets & Liabilities.....27
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations...........................................28-29
      Statements of Changes in Net Assets................................30-31
      Financial Highlights...............................................32-39
NOTES TO FINANCIAL STATEMENTS............................................40-47
REPORT OF INDEPENDENT ACCOUNTANTS...........................................48

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES. BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS. BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).
 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

September 30, 2000


Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the 12 months ending September 30, 2000.

      Since our Semi-Annual report of March 31, 2000, the stock market as measured by the S&P 500 returned -4.14%, the NASDAQ returned -18.81% and the Lehman Aggregate Index returned 4.81%. So in this first year of the millennium, at a time in history when there is more media attention about the stock market than ever before, stocks actually under-performed bonds.

      It has been a year of extremes. When we reported to you one year ago, it was the dawn of a new millennium and there was plenty of concern about Y2K and the devastation that it could wreak on capital markets and world economies. Yet while the media bombarded us with concerns about Y2K, the investment world was investing in technology and the Internet with an enthusiasm that could only be described as fervent. There was much talk of a "new economy" and Internet shares shot skyward. Share prices climbed so quickly that analysts continue to search for new and improved ways to measure value.

      Now, a year later, we can all be relieved that Y2K has come and gone with small incident. And, while it is clear that the Internet will become an important part of our economy, the boundless enthusiasm for Internet stocks has moderated to the extent that the Goldman Sachs Technology Industry Internet Index fell nearly 35% in the last six months. In fact, we were reminded of the long-term lessons of investing.

      The truth of the matter is that successful investing is a long-term process and the best strategy for most investors is to work with your financial advisor to set your goals, plan and implement an asset allocation that is customized to your goals AND your personal needs for certain levels of risk -- and then to stay the course despite short term volatility in the markets.

      We continue to believe that mutual funds, which provide diversification, professional management and ease and flexibility of use, are an appropriate investment vehicle for individual investors.

      We are proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. In the past year, we added three specialized portfolios: Global Science & Technology, European Equity and Asia Pacific Equity. You can now choose from 39 different BlackRock Funds.

Thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/SIGNATURE

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO


                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------

CERTIFICATES OF DEPOSIT--9.6%
DOMESTIC--0.7%
   Wilmington Trust Co.
     6.68%                                   10/11/00   $24,500    $ 24,500,000
                                                                   ------------
YANKEE DOLLAR--8.9%
   Dai-Ichi Kangyo Bank
     6.61%                                   10/13/00    74,400      74,400,247
     6.61%                                   10/19/00    40,000      40,000,000
     6.61%                                   11/02/00    50,000      50,000,000
   Industrial Bank of Japan
     6.67%                                   10/02/00    69,700      69,700,000
     6.69%                                   10/02/00    69,700      69,700,019
                                                                   ------------
                                                                    303,800,266
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT
     (Cost $328,300,266)                                            328,300,266
                                                                   ------------
COMMERCIAL PAPER--60.0%
ASSET BACKED SECURITIES--19.1%
   BASF (AG)
     6.51%                                   02/27/01    25,000      24,326,396
     6.43%                                   04/05/01    35,000      33,837,242
   Corporate Receivable Corp.
     6.50%                                   12/20/00    25,000      24,638,889
   Fairway Finance Ltd.
     6.59%                                   10/25/00       704         700,902
     6.50%                                   12/14/00    30,000      29,599,167
     6.49%                                   12/15/00    19,034      18,776,248
     6.48%                                   12/19/00    36,565      36,044,243
   K2 (USA) LLC
     6.61%                                   02/01/01    28,600      27,953,116
   Moriarty Ltd.
     6.69%                                   12/15/00    35,000      34,512,187
     6.59%                                   01/11/01    39,700      38,957,610
     6.50%                                   03/07/01    79,400      77,149,231
   New Castle Certificates Program
     6.65%                                   10/16/00    30,000      29,916,875
   Pooled Account Receivable Capital Corp.
     6.51%                                   10/12/00    20,000      19,960,156
   Sigma Finance, Inc.
     6.66%                                   12/15/00    58,400      57,588,483
     6.59%                                   01/05/01    44,600      43,815,040
   Special Purpose Accounts Receivable
     6.60%                                   10/06/00    40,000      39,963,333
     6.50%                                   12/04/00    25,888      25,588,850
   Trident Capital Finance, Inc.
     6.51%                                   11/08/00    50,000      49,656,417
     6.50%                                   11/13/00    41,728      41,403,530
                                                                   ------------
                                                                    654,387,915
                                                                   ------------
BANKS--12.0%
   AB Spintab
     6.59%                                   01/09/01    49,500      48,592,500
   Banco Santander Puerto Rico
     6.53%                                   10/05/00    43,300      43,268,583
   Banque Et Caisse Luxembourg
     6.51%                                   02/15/01    59,400      57,926,154
   Deutsche Bank Financial, Inc.
     6.53%                                   10/10/00    50,000      49,918,375
   Forrestal Funding Master Trust
     6.57%                                   11/09/00    86,507      85,891,286
   HSBC USA, Inc.
     6.67%                                   03/09/01    64,500      62,599,599


                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------
COMMERCIAL PAPER (CONTINUED)
BANKS (CONTINUED)
   Santander Hispano Finance
     Delaware, Inc.
     6.53%                                   02/07/01   $40,000     $39,062,600
   Svenska Handelsbanken, Inc.
     6.49%                                   12/11/00    25,000      24,680,007
                                                                   ------------
                                                                    411,939,104
                                                                   ------------
COMMUNICATION EQUIPMENT--1.4%
   Alcatel SA
     6.63%                                   02/28/01    49,650      48,278,419
                                                                   ------------
ELECTRICAL INDUSTRIAL APPARATUS--0.7%
   Cooper Industries
     6.54%                                   11/13/00    25,000      24,804,708
                                                                   ------------
MOTOR VEHICLES--0.6%
   Daimler-Benz North America Corp.
     6.50%                                   02/26/01    20,000      19,465,556
                                                                   ------------
PERSONAL CREDIT INSTITUTIONS--0.6%
   Household International, Inc.
     6.57%                                   10/12/00    20,150      20,109,549
                                                                   ------------
PHARMACEUTICALS--1.0%
   Baxter International, Inc.
     6.52%                                   10/16/00    35,000      34,904,771
                                                                   ------------
PRIMARY PRODUCTION OF ALUMINUM--2.2%
   Alcoa, Inc.
     6.63%                                   10/05/00    74,500      74,445,118
                                                                   ------------
RADIO & TV BROADCASTING &
   COMMUNICATION EQUIPMENT--2.0%
   Motorola, Inc.
     6.46%                                   12/21/00    70,820      69,790,631
                                                                   ------------
RETAIL MERCHANDISING--1.0%
   St. Michael Finance Ltd.
     6.54%                                   10/26/00    33,904      33,750,019
                                                                   ------------
SECURITY BROKERS & DEALERS--8.5%
   Bear Stearns Co., Inc.
     6.54%                                   10/26/00    70,000      69,682,083
   Lehman Brothers Holdings, Inc.
     6.75%                                   12/11/00    75,000      74,001,562
     6.72%                                   12/15/00    16,000      15,776,000
   Salomon Smith Barney Holdings, Inc.
     6.49%                                   10/23/00    50,000      49,801,389
     6.48%                                   11/01/00    35,000      34,804,399
     6.48%                                   11/16/00    50,000      49,586,000
                                                                   ------------
                                                                    293,651,433
                                                                   ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
   Associates First Capital BV
     6.53%                                   10/10/00    29,500      29,451,841
     6.53%                                   01/22/01    50,000      48,975,153
   General Electric Capital International
     6.49%                                   10/25/00    60,000      59,740,000
     6.52%                                   02/05/01    50,000      48,849,944
   Heller Financial, Inc.
     6.62%                                   10/10/00    40,000      39,933,800
     6.55%                                   11/06/00    25,000      24,836,000
     6.59%                                   11/20/00    50,000      49,542,361
     6.54%                                   12/07/00    10,000       9,878,097
                                                                   ------------
                                                                    311,207,196
                                                                   ------------





See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                        PAR
AS OF SEPTEMBER 30, 2000                    MATURITY   (000)         VALUE
                                            --------   -----     -------------
COMMERCIAL PAPER (CONTINUED)
TELECOMMUNICATIONS--1.8%
   Verizon Global Funding
     6.50%                                  10/20/00   $30,889  $   30,783,034
     6.50%                                  10/23/00    30,000      29,880,833
                                                                --------------
                                                                    60,663,867
                                                                --------------
TOTAL COMMERCIAL PAPER
   (Cost $2,057,398,286)                                         2,057,398,286
                                                                --------------
TIME DEPOSITS--1.7%
   Suntrust Bank Atlanta
     6.68%
   (Cost $58,000,000)                       10/02/00    58,000      58,000,000
                                                                --------------
GUARANTEED INVESTMENT CONTRACT--1.7%
   Monumental Life
     6.80%**
   (Cost $60,000,000)                       10/02/00    60,000      60,000,000
                                                                --------------
MEDIUM TERM NOTES--4.2%
   Goldman Sachs Group, Inc.
     6.73%                                  12/20/00    50,000      50,000,000
     6.81%                                  01/08/01    25,000      25,000,000
     6.81%                                  01/10/01    70,000      70,000,000
                                                                --------------
     (Cost $145,000,000)                                           145,000,000
                                                                 --------------
VARIABLE RATE OBLIGATIONS--24.6%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT--2.9%
   Textron Financial Corp.
     6.57%**                                10/27/00    55,000      54,739,025
     6.74%**                                11/02/00    44,600      44,600,000
                                                                --------------
                                                                    99,339,025
                                                                --------------
ASSET BACKED SECURITIES--0.3%
   Main Place Real Estate Investment Trust
     6.88%**                                10/25/00    10,000      10,000,451
                                                                --------------
BANKS--11.4%
   American Express Centurion Bank
     6.67%**                                10/02/00    28,650      28,650,000
   Bayerische Landesbank Girozentrale
     6.54%**                                10/30/00    49,700      49,690,029
   First Union National Bank
     6.62%**                                10/18/00    75,000      75,000,000
   SMM Trust
     6.64%**                                10/13/00    90,000      90,000,000
     6.69%**                                12/04/00    70,000      70,000,000
   Westdeutsche Landesbank New York
     6.54%**                                10/25/00    29,500      29,494,146
   Westpac Banking Corp.
     6.66%**                                10/04/00    50,000      49,999,774
                                                                --------------
                                                                    392,833,94
                                                                --------------
FINANCE SERVICES--0.7%
   7 World Trade Center, Inc.
     6.85%**                                12/01/00    25,000      25,000,000
                                                                --------------




                                                        PAR
                                            MATURITY   (000)          VALUE
                                            --------   -----      -------------

VARIABLE RATE OBLIGATIONS  (CONTINUED)
PERSONAL CREDIT INSTITUTIONS--2.2%
   American Honda Finance Corp.
     6.62%**                                10/12/00   $24,200     $24,200,000
   Associates Corp. of North America
     6.65%**                                12/29/00    50,000      50,000,000
                                                                --------------
                                                                    74,200,000
                                                                --------------
SECURITY BROKERS & DEALERS--1.5%
   Merrill Lynch & Co., Inc.
     6.69%**                                10/12/00    50,000      49,994,677
                                                                --------------
SHORT TERM BUSINESS CREDIT INSTITUTIONS--1.7%
   CIT Group Inc.
     6.60%**                                10/02/00    59,500      59,476,608
                                                                --------------
TELECOMMUNICATIONS--3.9%
   AT & T Corp.
     6.75%**                                10/13/00    49,200      49,200,000
     6.49%**                                02/08/01    40,000      39,062,556
   Vodafone Airtouch PLC
     6.75%**                                12/21/00    45,000      44,998,027
                                                                --------------
                                                                   133,260,583
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $844,105,293)                                             844,105,293
                                                                --------------


                                                       SHARES
                                                     ----------
SHORT TERM INVESTMENTS--0.0%
   Paine Webber Liquid Institutional
     Reserves Money Market Fund
     (Cost $1,770,522)                               1,770,522       1,770,522
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,494,574,367*)                               101.8%   3,494,574,367

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                       (1.8%)    (62,877,316)
                                                    ----------  ---------------
NET ASSETS (Equivalent to $1.00 per share
   based on 2,231,467,458 Institutional
   shares, 629,795,963 Service shares,
   154,282,769 Hilliard Lyons shares,
   405,772,063 Investor A shares,
   6,371,269 Investor B shares and
   4,134,335
   Investor C shares outstanding)                       100.0%  $3,431,697,051
                                                        ======  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS, INVESTOR A, INVESTOR B
   AND INVESTOR C SHARE
   ($3,431,697,051 [DIVIDE] 3,431,823,857                                $1.00
                                                                         =====

--------------------------------------------------------------------------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 2000 and maturities shown are the next interest readjustment date.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
U.S. TREASURY OBLIGATIONS--5.2%
   U.S. Treasury Notes
     4.00%                                   10/31/00   $ 5,000     $ 4,991,761
     5.00%                                   04/30/01     8,000       7,939,081
     5.62%                                   05/15/01     5,000       4,976,287
     5.25%                                   05/31/01     8,000       7,932,778
     6.50%                                   05/31/01    10,000       9,989,017
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $35,828,924)                                                35,828,924
                                                                    -----------
REPURCHASE AGREEMENTS--94.8%
   Barclay Investments
     6.50%                                   10/02/00    36,000      36,000,000
     (Agreement dated 09/29/00 to
     be repurchased at $36,019,500.
     Collateralized by $28,665,000
     U.S. Treasury Bonds 8.50% due
     02/15/20. The value of the
     collateral is $36,610,580.)
   Bear Stearns, Inc.
     6.48%                                   10/02/00    36,000      36,000,000
     (Agreement dated 09/29/00 to
     be repurchased at $36,019,440.
     Collateralized by $69,670,000
     U.S. Treasury Strips 0.00% due
     05/15/11. The value of the
     collateral is $36,723,057.)
   Deutsche Bank Securities, Inc.
     6.48%                                   10/02/00    36,000      36,000,000
     (Agreement dated 09/29/00 to
     be repurchased at $36,019,440.
     Collateralized by $30,337,000
     U.S. Treasury Bonds 7.875% due
     02/15/21. The value of the
     collateral is $36,720,231.)
   Goldman Sachs & Co.
     6.50%                                   01/08/01+   10,000      10,000,000
     (Agreement dated 07/12/00 to
     be repurchased at $10,325,000.
     Collateralized by $7,793,000
     U.S. Treasury Bonds 8.875% due
     02/15/19. The value of the
     collateral is $10,200,254.)
   Greenwich Capital Markets
     6.50%                                   10/02/00    36,000      36,000,000
     (Agreement dated 09/29/00 to
     be repurchased at $36,019,500.
     Collateralized by $98,592,000
     U.S. Treasury Strips -11.625%
     due 11/15/04 to 02/15/29. The
     value of the collateral is
     $36,721,137.)
   J.P. Morgan Securities
     6.45%                                   10/02/00    21,200      21,200,000
     (Agreement dated 09/29/00 to
     be repurchased at $21,211,395.
     Collateralized by $21,417,000
     U.S. Treasury Notes 5.75% due
     06/30/01. The value of the
     collateral is $21,624,718.)
   Lehman Brothers
     6.49%                                   10/02/00    36,000      36,000,000
     (Agreement dated 09/29/00 to
     be repurchased at $36,019,470.
     Collateralized by $105,273,000
     U.S. Treasury Strips -11.75%
     due 1/15/12 to 02/15/26. The
     value of the collateral is
     $36,721,186.)




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

REPURCHASE AGREEMENTS (CONTINUED)
   Merrill Lynch, Inc.
     6.40%                                   10/23/00+ $100,000    $100,000,000
     (Agreement dated 09/19/00 to
     be repurchased at
     $100,586,667. Collateralized
     by $237,506,000 U.S. Treasury
     Strips -11.75% due 11/05/05 to
     02/15/29. The value of the
     collateral is $102,001,478.)
   Merrill Lynch, Inc.
     6.48%                                   02/07/01+   40,000      40,000,000
     (Agreement dated 08/10/00 to
     be repurchased at $41,296,000.
     Collateralized by $144,286,000
     U.S. Treasury Strips -8.75%
     due 05/15/16 to 02/15/24. The
     value of the collateral is
     $40,800,017.)
   Merrill Lynch, Inc.
     6.49%                                   02/16/01+   20,000      20,000,000
     (Agreement dated 08/23/00 to
     be repurchased at $20,638,183.
     Collateralized by $59,101,000
     U.S. Treasury Strips -7.625%
     due 05/15/11 to 02/15/25. The
     value of the collateral is
     $20,400,177.)
   Morgan Stanley & Co.
     6.62%                                   10/02/00   175,000     175,000,000
     (Agreement dated 09/29/00 to
     be repurchased at
     $175,096,615. Collateralized
     by $188,228,000 U.S. Treasury
     Strips 0.00% due 07/31/01. The
     value of the collateral is
     $180,178,241.)
   Nesbitt Burns, Inc.
     6.50%                                   10/02/00    36,000      36,000,000
     (Agreement dated 09/29/00 to
     be repurchased at $36,019,500.
     Collateralized by $38,796,000
     U.S. Treasury Bills 0.00% due
     08/30/01. The value of the
     collateral is $36,720,414.)
   Salomon Smith Barney, Inc.
     6.30%                                   10/02/00    36,000      36,000,000
     (Agreement dated 09/29/00 to
     be repurchased at $36,018,900.
     Collateralized by $28,150,000
     U.S. Treasury Bonds 8.75% due
     05/15/17. The value of the
     collateral is $36,704,961.)
   Warburg, Dillon, Reed
     6.50%                                   02/14/01+   30,000      30,000,000
                                                                   ------------
     (Agreement dated 08/18/00 to
     be repurchased at $30,975,000.
     Collateralized by $74,860,000
     U.S. Treasury Strips 0.00% due
     05/15/15. The value of the
     collateral is $30,602,021.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $648,200,000)                                              648,200,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $684,028,924*)                                  100.0%    $684,028,924
                                                         ======    ============
--------------
*Aggregate cost for Federal tax purposes.
+Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                      U.S. TREASURY MONEY MARKET PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value ....................................................   $684,028,924
   Cash ....................................................................         45,352
   Interest receivable .....................................................      2,067,167
   Investments sold receivable .............................................     74,441,250
   Maturities receivable ...................................................      5,000,000
   Prepaid expenses ........................................................          5,541
                                                                               ------------
          TOTAL ASSETS .....................................................    765,588,234
                                                                               ------------

LIABILITIES
   Distributions payable ...................................................      3,642,409
   Advisory fees payable ...................................................        127,528
   Administrative fees payable .............................................        106,482
   Transfer agent fees payable .............................................         41,230
   Other accrued expenses payable ..........................................        269,900
                                                                               ------------
          TOTAL LIABILITIES ................................................      4,187,549
                                                                               ------------
NET ASSETS (Equivalent to $1.00 per share based on 317,282,153 Institutional shares, 412,358,970 Service shares and 31,794,096
   Investor A shares outstanding) ..........................................   $761,400,685
                                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($761,400,685 [DIVIDE] 761,435,219) .....................................          $1.00
                                                                                      =====


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS--100.2%
ALABAMA--3.1%
   Calhoun County Economic
     Development Council IDRB
     (Craft Corp. Project) DN
     5.70%**                                 10/06/00    $3,015     $ 3,015,000
   Columbia Industrial Development
     Board PCRB (Alabama Power Co.
     Project) Series 1995C DN
     5.60%**                                 10/02/00     2,100       2,100,000
   Columbia Industrial Development
     Board PCRB (Alabama Power Co.
     Project) Series 1998 DN
     5.75%**                                 10/02/00     3,200       3,200,000
   Columbia Industrial Development
     Board PCRB (Alabama Power Co.
     Project) Series 1999A DN
     5.60%**                                 10/02/00     1,400       1,400,000
   Eutaw IDRB (Alabama Power Co.
     Project) Series 1998 DN
     5.60%**                                 10/02/00     2,000       2,000,000
   Homewood Educational Development
     Authority RB (Samford University
     Project) Series 1999 DN
     5.60%**                                 10/02/00     3,200       3,200,000
   Montgomery Special Care Facilities
     Financing Authority RB
     Series 1985A DN
     5.70%**                                 10/06/00     1,900       1,900,000
                                                                    -----------
                                                                     16,815,000
                                                                    ------------
ALASKA--0.6%
   Anchorage GO Series 2000 TAN
     4.75%                                   02/02/01     3,000       3,006,339
                                                                    -----------
ARIZONA--0.6%
   Apache County IDRB (Tucson Electric
     Power Co. Project) Series 1983C DN
     5.50%**                                 10/06/00     3,000       3,000,000
                                                                    -----------
ARKANSAS--0.4%
   Hope City Temple Inland GO
     Series 2000 TECP
     4.65%                                   10/13/00     2,000       2,000,000
                                                                    -----------
CALIFORNIA--0.4%
   California Higher Education Student
     Loan Authority, Inc. RB
     Series 1992 MB
     4.35%                                   04/01/01     2,425       2,425,000
                                                                    -----------
COLORADO--1.2%
   Colorado Educational and Cultural
     Facilities Authority RB
     Series 1999 DN
     5.60%**                                 10/06/00     2,700       2,700,000
   Smith Creek Metropolitan District RB
     Series 1995 DN
     5.55%**                                 10/06/00     3,800       3,800,000
                                                                    -----------
                                                                      6,500,000
                                                                    -----------
DELAWARE--1.2%
   Delaware Economic Development
     Authority RB (Normaco Income
     Project) Series 1984 DN
     5.75%**                                 10/06/00     6,600       6,600,000
                                                                    -----------



                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
DISTRICT OF COLUMBIA--1.8%
   District of Columbia GO (General
     Fund Recovery Project)
     Series 1991B DN
     5.60%**                                 10/02/00    $4,300     $ 4,300,000
   District of Columbia GO
     Series 1991B-3 DN
     5.60%**                                 10/02/00     5,600       5,600,000
                                                                    -----------
                                                                      9,900,000
                                                                    -----------
FLORIDA--2.7%
   Capital Projects Finance Authority RB
     (Florida Hospital Association -
     Capital Loan Program Project)
     Series 1998A DN
     5.50%**                                 10/06/00     2,495       2,495,000
   Greater Orlando Airport Authority GO
     Series 2000 TECP
     4.30%                                   02/16/01     7,000       7,000,000
   St. Lucie PCRB Series 1993 MB
     4.30%                                   12/22/00     5,000       5,000,000
                                                                    -----------
                                                                     14,495,000
                                                                    -----------
GEORGIA--1.5%
   Burke County Development Authority
     PCRB Series 1992 DN
     5.60%**                                 10/02/00     1,155       1,155,000
   Burke County PCRB Series 2000 TECP
     4.30%                                   12/07/00     5,000       5,000,000
   McDuffie County Temple-Inland PCRB
     Series 2000 TECP
     4.65%                                   10/13/00     1,500       1,500,000
   Monroe County Development Authority
     PCRB (Georgia Power Co. Plant
     Scherer Project) Series 1995 DN
     5.60%**                                 10/02/00       200         200,000
                                                                    -----------
                                                                      7,855,000
                                                                    -----------
HAWAII--2.6%
   Hawaii Department of Budget &
     Finance GO Series 2000 TECP
     4.60%                                   12/08/00     3,500       3,500,000
   Hawaii Housing Development Finance
     Corporation RB Series 1990B DN
     5.95%**                                 10/06/00     9,500       9,500,000
   Honolulu GO Series 1993B MB
     4.80%                                   10/02/00     1,000       1,004,323
                                                                    -----------
                                                                     14,004,323
                                                                    -----------
IDAHO--0.5%
   Idaho GO Series 2000 TAN
     5.37%                                   06/29/01     2,500       2,517,867
                                                                    -----------
ILLINOIS--10.7%
   Chicago GO Series 2000 DN
     5.70%**                                 10/06/00    10,000      10,000,000
   Chicago RB Series 2000 DN
     4.40%**                                 10/02/00     2,000       2,000,000
   Chicago Skyway Toll Bridge RB
     Series 2000 DN
     5.62%**                                 10/06/00     5,000       5,000,000
   Illinois Development Finance Authority
     IDRB Series 1996 DN
     5.75%**                                 10/06/00     1,420       1,420,000



See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A DN
     5.67%**                                 10/06/00    $  600     $   600,000
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995B DN
     5.67%**                                 10/06/00     2,850       2,850,000
   Illinois Development Finance Authority
     PCRB (Illinois Power Co. Project)
     Series 1993 MB
     4.35%                                   12/15/00     4,000       4,000,000
   Illinois Educational Facilities Authority
     RB (National Louis University
     Project) Series 1999A DN
     5.63%**                                 10/06/00     1,960       1,960,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     4.45%                                   07/31/01     8,000       8,000,000
   Illinois Health Facilities Authority RB
     (Northwestern Memorial Hospital
     Project) Series 1995 DN
     5.60%**                                 10/02/00       300         300,000
   Illinois Health Facilities Authority
     Revolving Fund Pooled Financing
     Program RB (The University of
     Chicago Project) Series 1994 MB
     4.35%                                   03/07/01     4,800       4,800,000
   Illinois Housing Development Finance
     Authority RB Series 2000V DN
     5.55%**                                 10/06/00     2,000       2,000,000
   Illinois Sales Tax RB Series 1991O MB
     6.00%                                   06/15/01     1,495       1,511,774
   Illinois Student Loan Authority RB
     Series 1996A DN
     5.65%**                                 10/06/00     1,200       1,200,000
   Naperville Economic Development
     Authority RB (Independence Village
     Associates Project) Series 1994 DN
     5.55%**                                 10/06/00     2,555       2,555,000
   Quad Cities Regional Economic
     Development Authority RB (Whitey's
     Ice Cream Manufacturing Project)
     Series 1995 DN
     5.75%**                                 10/06/00     1,430       1,430,000
   Rockford RB (Fairhaven Christian
     Center Project) Series 2000 DN
     5.60%**                                 10/06/00     2,500       2,500,000
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 DN
     6.00%**                                 10/06/00     1,600       1,600,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project)
     Series 1995 DN
     6.00%**                                 10/06/00       300         300,000
   Winnebago County RB (Mill Project)
     Series 1996 DN
     5.60%**                                 10/06/00     3,770       3,770,000
                                                                    -----------
                                                                     57,796,774
                                                                    -----------


                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
INDIANA--2.1%
   Indiana Development Finance Authority
     IDRB Series 2000 DN
     5.75%**                                 10/06/00    $4,000     $ 4,000,000
   Indiana Educational Facilities Authority
     RB Series 2000 BAN
     4.85%                                   05/03/01     3,000       3,005,953
   Knox Economic Development RB
     (J.W. Hicks Project) Series 1998 DN
     5.75%**                                 10/06/00     2,100       2,100,000
   Monroe County IDRB (Griner
     Engineering, Inc. Project)
     Series 1997 DN
     5.60%**                                 10/06/00     1,979       1,979,000
                                                                    -----------
                                                                     11,084,953
                                                                    -----------
IOWA--2.7%
   Iowa Finance Authority IDRB
     (Sauer-Sundstrand Co. Project)
     Series 1996 DN
     5.60%**                                 10/06/00     2,800       2,800,000
   Iowa Financial Authority Economic
     Development RB (Easter Seal
     Society Project) Series 1999 DN
     5.65%**                                 10/06/00     3,200       3,200,000
   Iowa Financial Authority Hospital
     Facility RB (Iowa Health System
     Project) Series 1998B DN
     5.60%**                                 10/06/00     4,605       4,605,000
   Iowa School Corp. Revenue Anticipation
     Warrants (Iowa School Cash
     Anticipation Progam Project)
     Series 2000A MB
     5.50%                                   06/22/01     4,000       4,027,948
                                                                    -----------
                                                                     14,632,948
                                                                    -----------
KANSAS--1.6%
   Shawnee Private Activity RB (Simmons
     County Project) Series 1996 DN
     5.70%**                                 10/06/00     4,800       4,800,000
   Wyandotte County GO Series 2000 BAN
     4.30%                                   02/01/01     2,337       2,336,500
   Wyandotte County GO Series 2000 MB
     4.70%                                   05/01/01     1,555       1,556,607
                                                                    -----------
                                                                       8,693,10
                                                                    -----------
KENTUCKY--4.5%
   Jefferson County PCRB Series 2000
     TECP
     4.45%                                   11/20/00     3,000       3,000,000
     4.45%                                   01/17/01     8,200       8,200,000
   Jeffersontown Lease Program RB
     Series 2000 DN
     5.55%**                                 10/06/00     2,000       2,000,000
   Kentucky Interlocal School
     Transportation Association GO
     Series 2000 TAN
     5.00%                                   06/29/01     5,000       5,021,320
   Maysville Solid Waste Disposal
     Facilities RB (Inland Container Corp.
     Project) Series 1992 MB
     4.65%                                   10/17/00       500         500,000





See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Pulaski County Solid Waste Disposal
     RB (National Rural Utilities for
     East Kentucky Power Project)
     Series 1993B MB
     4.30%                                   02/15/01    $2,500     $ 2,500,000
   Trimble County PCRB
     Series 2000 TECP
     4.45%                                   01/17/01     3,000       3,000,000
                                                                    -----------
                                                                     24,221,320
                                                                    -----------
LOUISIANA--4.4%
   Plaquemines Port Harbor GO
     Series 2000 MB
     4.35%                                   12/08/00     8,000       8,000,000
     4.45%                                   02/08/01    15,600      15,600,000
                                                                    -----------
                                                                     23,600,000
                                                                    -----------
MARYLAND--8.4%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996 DN
     4.55%**                                 10/04/00     6,025       6,025,000
   Baltimore County RB (Saint James
     Academy Facilities Project)
     Series 1999 DN
     4.44%**                                 10/06/00     4,500       4,500,000
   Baltimore County RB (Shade Tree
     Trace Project) Series 1996 DN
     4.55%**                                 10/06/00     6,340       6,340,000
   Frederick County RB (Manekin-Freder
     Facilities Project) Series 2000 DN
     5.72%**                                 10/06/00     3,500       3,500,000
   Maryland Economic Development
     Authority RB (Association of Catholic
     Charities Project) Series 1999A DN
     5.62%**                                 10/06/00     3,045       3,045,000
   Maryland Economic Development
     Authority RB (Association of Catholic
     Charities Project) Series 1999B DN
     5.70%**                                 10/06/00     1,800       1,800,000
   Maryland Finance IDRB (Baltimore
     International Culinary Project)
     Series 1994 DN
     5.70%**                                 10/06/00     3,410       3,410,000
   Maryland Finance IDRB (Brass Mill
     Road LP Facility Project)
     Series 1995 DN
     4.55%**                                 10/06/00     2,790       2,790,000
   Maryland Finance IDRB (Patapsco
     Associates LP Facility Project)
     Series 1995 DN
     4.55%**                                 10/06/00     1,910       1,910,000
   Maryland Health and Higher Education
     Authority RB (Doctors' Community
     Hospital Project) Series 1997 DN
     4.44%**                                 10/06/00     1,905       1,905,000
   Montgomery County Economic
     Development RB (Brooke Grove
     Foundation, Inc. Project)
     Series 1998 DN
     4.49%**                                 10/06/00     7,350       7,350,000



                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
MARYLAND (CONTINUED)
   Montgomery County RB (Ivymount
     School Income Facility Project)
     Series 2000 DN
     5.67%**                                 10/06/00    $3,000     $ 3,000,000
                                                                    -----------
                                                                     45,575,000
                                                                    -----------
MICHIGAN--2.8%
   Elk Rapids School District GO
     Series 2000 MB
     4.75%                                   06/29/01     1,850       1,853,279
   Michigan Housing Development
     Authority RB (Jas Nonprofit Housing
     Corp. Project) Series 2000 DN
     5.55%**                                 10/06/00     8,700       8,700,000
   Michigan Strategic Fund Limited
     Obligation RB (Kay Screen Printing,
     Inc. Project) Series 2000 DN
     5.75%**                                 10/06/00     2,600       2,600,000
   Michigan Strategic Fund RB
     (True Industrial-Warren Project)
     Series 2000 DN
     5.65%**                                 10/05/00     1,700       1,700,000
                                                                    -----------
                                                                     14,853,279
                                                                    -----------
MINNESOTA--4.9%
   Hennepin County RB Series 2000B DN
     5.45%**                                 10/06/00     9,000       9,000,000
   Minneapolis GO (Convention Center
     Project) Series 1999 DN
     5.45%**                                 10/06/00     5,000       5,000,000
   Minneapolis GO Series 1999A DN
     5.45%**                                 10/06/00     8,500       8,500,000
   Minnesota School District Tax and Aid
     Certificates of Participation
     Series 2000A MB
     5.00%                                   08/09/01     1,000       1,005,736
   Southern Minnesota Power Agency GO
     Series 2000 TECP
     4.10%                                   10/12/00     3,000       3,000,000
                                                                    -----------
                                                                     26,505,736
                                                                    -----------
MISSOURI--1.0%
   Kansas City Hospital IDRB (Research
     Health Services System Project)
     Series 1985 DN
     5.55%**                                 10/02/00       700         700,000
   Kansas City Hospital IDRB
     Series 1985 DN
     5.55%**                                 10/02/00     3,000       3,000,000
   Missouri Environmental Improvement
     and Energy Resource Authority RB
     (Monsanto Co. Project)
     Series 1988 DN
     5.65%**                                 10/06/00     1,700       1,700,000
                                                                    -----------
                                                                      5,400,000
                                                                    -----------
NEVADA--0.3%
   Clark County Economic Development
     RB (Lutheran Secondary School
     Association Project) Series 2000 DN
     5.70%**                                 10/06/00     1,600       1,600,000
                                                                    -----------



See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
NEW HAMPSHIRE--1.2%
   New Hampshire Health and Education
     Facilities Authority RB (Tilton
     School Project) Series 1999 DN
     5.60%**                                 10/06/00    $2,480     $ 2,480,000
   New Hampshire Higher Educational
     and Health Facilities Authority RB
     (Hunt Community Issue Project)
     Series 1996 DN
     5.60%**                                 10/06/00     4,000       4,000,000
                                                                    -----------
                                                                      6,480,000
                                                                    -----------
NEW JERSEY--2.3%
   Aberdeen Township GO
     Series 2000 BAN
     4.90%                                   08/16/01     1,000       1,003,760
   Essex County GO Series 2000A BAN
     4.75%                                   07/27/01     1,000       1,002,891
   New Jersey Economic Development
     Authority RB (Parke Place
     Association Project)
     Series 2000 DN
     5.77%**                                 10/06/00     7,000       7,000,000
   New Jersey Economic Development
     Authority RB (R. Realty Co. Project)
     Series 1996 DN
     5.30%**                                 10/06/00       800         800,000
   New Jersey Turnpike Authority RB
     (Eagle Trust Project)
     Series 2000 DN
     5.42%**                                 10/06/00     1,300       1,300,000
   Upper Saddle River School District GO
     Series 2000 MB
     4.85%                                   07/19/01       322         323,106
   Washington Township GO
     Series 2000 BAN
     5.50%                                   05/31/01     1,000       1,003,474
                                                                    -----------
                                                                     12,433,231
                                                                    -----------
NEW MEXICO--0.4%
   New Mexico Hospital Equipment Loan
     Council RB (Pooled Loan Program
     Project) Series 2000A DN
     5.60%**                                 10/06/00     2,000       2,000,000
                                                                    -----------
NORTH CAROLINA--3.2%
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996C DN
     5.60%**                                 10/06/00       400         400,000
   Greensboro Certificates of Participation
     (Equipment Acquisition Project)
     Series 2000 DN
     5.60%**                                 10/06/00     2,500       2,500,000
   Mecklenburg County Certificates of
     Participation Series 2000 DN
     5.70%**                                 10/06/00     2,000       2,000,000
   Mecklenburg County GO
     Series 1996B DN
     5.60%**                                 10/06/00       700         700,000
   Mecklenburg County GO
     Series 1998C DN
     5.40%**                                 10/06/00     2,756       2,756,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB
     (Otto Industries, Inc. Project)
     Series 1988 DN
     5.70%**                                 10/06/00    $  400     $   400,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985C DN
     5.45%**                                 10/06/00     1,700       1,700,000
   North Carolina Medical Care
     Commission Hospital RB (Lincoln
     Health System Project)
     Series 1996A DN
     5.70%**                                 10/06/00     5,100       5,100,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN
     4.95%**                                 10/06/00       600         600,000
   Rockingham County Industrial
     Facilities and Pollution Control
     Finance Authority RB (Whiteridge,
     Inc. Project) Series 1998 DN
     5.60%**                                 10/06/00     1,300       1,300,000
   Washington County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Mackeys Ferry Sawmill,
     Inc. Project) Series 1997 DN
     5.65%**                                 10/06/00       100         100,000
                                                                    -----------
                                                                     17,556,000
                                                                    -----------
NORTH DAKOTA--1.1%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 DN
     5.85%**                                 10/06/00       900         900,000
   Mercer County Solid Waste Disposal RB
     (National Rural Utilities Project)
     Series 1995A MB
     4.35%                                   03/01/01     2,800       2,800,000
   North Dakota Housing Finance Agency
     RB (Home Mortgage Finance Project)
     Series 2000 MB
     4.45%                                   08/27/01     2,000       2,000,000
                                                                    -----------
                                                                      5,700,000
                                                                    -----------
OHIO--7.6%
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1997A DN
     5.65%**                                 10/06/00     4,450       4,450,000
   East Palestine School District GO
     Series 1999 BAN
     4.10%                                   11/09/00     1,500       1,500,337
   Goshen School District GO
     Series 2000 BAN
     4.71%                                   10/11/00     1,000       1,000,135
   Green Health Care RB (Greater Akron-
     Canton Project) Series 1999 DN
     5.55%**                                 10/06/00     1,725       1,725,000




See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Hamilton County Hospital Facilities RB
     (Beechwood Home Project)
     Series 1997 DN
     5.65%**                                 10/06/00    $3,900     $ 3,900,000
   Harrison County Economic
     Development RB (Carriage Inn of
     Cadiz Project) Series 1996 DN
     5.65%**                                 10/06/00     1,575       1,575,000
   Lucas County GO Series 2000 BAN
     4.56%                                   04/12/01     2,000       2,002,121
   Marion County GO Series 2000 BAN
     4.50%                                   11/16/00     1,000       1,000,365
   Marysville Village School District GO
     Series 2000 BAN
     4.79%                                   03/20/01     3,000       3,007,439
   Montgomery County Economic
     Development Authority RB (Dayton
     Art Institute Project) Series 1996 DN
     5.55%**                                 10/06/00       300         300,000
   Montgomery County GO Series 2000
     TECP
     4.20%                                   01/17/01     3,250       3,250,000
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd.
     Partnership Project) Series 1995B DN
     5.60%**                                 10/06/00       500         500,000
   Ohio Higher Educational Facility
     Community RB Series 2000C DN
     5.60%**                                 10/06/00     2,890       2,890,000
   Ohio Housing Finance Agency Multi-
     Family Housing RB (The Club at
     Spring Valley Apartments Project)
     Series 1996A DN
     5.60%**                                 10/06/00     3,400       3,400,000
   Ohio University RB Series 1999B TECP
     4.25%                                   12/07/00     5,500       5,500,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     5.65%**                                 10/06/00     1,350       1,350,000
   Perry County GO Series 2000 BAN
     4.75%                                   04/20/01     1,500       1,502,823
   Tiffin GO Series 2000 MB
     4.99%                                   06/28/01     1,200       1,202,030
   Union Township GO Series 2000 BAN
     4.86%                                   04/10/01     1,000       1,002,555
                                                                    -----------
                                                                     41,057,805
                                                                    -----------
OKLAHOMA--0.8%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric Co.
     Project) Series 1995A DN
     5.70%**                                 10/06/00     1,500       1,500,000
   Payne County Economic Development
     Authority RB Series 2000A DN
     5.60%**                                 10/06/00     3,000       3,000,000
                                                                    -----------
                                                                      4,500,000
                                                                    -----------



                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA--2.6%
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1994B DN
     5.50%**                                 10/06/00    $  800     $   800,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1996C DN
     5.50%**                                 10/06/00     4,545       4,545,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1998B DN
     5.50%**                                 10/06/00     4,200       4,200,000
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1996A DN
     5.60%**                                 10/02/00     4,400       4,400,000
                                                                    -----------
                                                                     13,945,000
                                                                    -----------
RHODE ISLAND--1.2%
   Berkeley County IDRB (Nucor Corp.
     Project) Series 1998 DN
     5.70%**                                 10/06/00     6,600       6,600,000
                                                                    -----------
SOUTH CAROLINA--0.5%
   South Carolina Economic Development
     Authority Hospital Facilities RB
     Series 1995B DN
     5.40%**                                 10/02/00       600         600,000
   South Carolina Economic Development
     Authority RB (Catholic Diocese
     Project) Series 1998 DN
     5.75%**                                 10/06/00     2,300       2,300,000
                                                                    -----------
                                                                      2,900,000
                                                                    -----------
SOUTH DAKOTA--0.4%
   South Dakota Housing Development
     Authority RB Series 2000 DN
     5.55%**                                 10/06/00     2,000       2,000,000
                                                                    -----------
TENNESSEE--2.9%
   Cleveland IDRB (Young Men's
     Christian Association of Metropolitan
     Chattanooga Project) Series 1999 DN
     5.60%**                                 10/06/00     3,200       3,200,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1995 DN
     5.70%**                                 10/06/00     7,920       7,920,000
   Nashville and Davidson County IDRB
     Series 1989 DN
     5.15%**                                 10/06/00     2,805       2,805,000
   Williamson County IDRB (Numatics,
     Inc. Project) Series 1996 DN
     5.75%**                                 10/06/00     2,000       2,000,000
                                                                    -----------
                                                                     15,925,000
                                                                    -----------




See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
TEXAS--7.8%
   Austin Apartment Systems RB
     Series 2000J DN
     5.55%**                                 10/06/00    $2,000     $ 2,000,000
   Austin Water and Wastewater Systems
     RB Series 2000 DN
     5.50%**                                 10/06/00     2,500       2,500,000
   Comal County IDRB (Simpson Co.
     Project) Series 1996 DN
     5.60%**                                 10/06/00     2,400       2,400,000
   Harris County Health Facilities RB
     (St. Luke's Episcopal Hospital
     Project) Series 1997B DN
     5.50%**                                 10/02/00       600         600,000
   Harris County Toll Road Unlimited Tax
     and Subordinate Lien RB
     Series 1994F DN
     5.45%**                                 10/06/00     2,000       2,000,000
   Katy School District GO
     Series 1998B MB
     4.20%                                   02/15/01     4,000       4,000,552
   Lower Colorado River Authority RB
     Series 2000 MB
     4.40%                                   01/01/01     1,900       1,900,000
     4.40%                                   09/04/01     2,550       2,550,000
   San Antonio Water System
     Improvement and Refunding RB
     Series 1996 DN
     5.70%**                                 10/06/00    10,430      10,430,000
   Texas RB Series 2000 DN
     5.60%**                                 10/06/00    13,700      13,700,000
                                                                    -----------
                                                                     42,080,552
                                                                    -----------
UTAH--2.1%
   Intermountain Power Agency Supply
     RB Series 1985F MB
     4.22%                                   03/15/01     5,000       5,000,000
   Salt Lake City RB (Pooled Hospital
     Financing Program)
     Series 1998A-55 DN
     5.55%**                                 10/06/00     4,900       4,900,000
   Salt Lake County GO Series 2000 TAN
     5.00%                                   12/29/00     1,500       1,502,210
                                                                    -----------
                                                                     11,402,210
                                                                    -----------
VIRGINIA--1.9%
   Amelia County IDA Exempt Facility RB
     (Chambers Waste System of Virginia,
     Inc. Project) Series 1991 DN
     5.50%**                                 10/06/00     1,710       1,710,000
   Fairfax County IDRB (Inova Health
     Systems Project) Series 2000 DN
     5.50%**                                 10/06/00     1,700       1,700,000
   Hanover County IDA Residential Care
     Facility RB (Covenent Woods Project)
     Series 1999 DN
     5.50%**                                 10/06/00     1,600       1,600,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital
     Asset Finance Program)
     Series 1985B DN
     5.70%**                                 10/06/00       200         200,000



                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Metropolitan Washington D.C. Airport
     Authority GO Series 2000 TECP
     4.50%                                   01/10/01    $5,000     $ 5,000,000
                                                                    -----------
                                                                     10,210,000
                                                                    -----------
WASHINGTON--0.3%
   Port Seattle RB Series 1995A MB
     6.00%                                   02/01/01     1,000       1,005,862
   Yakima County Public Corp. RB
     (Jeld-Wen Income Project)
     Series 1988 DN
     5.63%**                                 10/06/00       740         740,000
                                                                    -----------
                                                                      1,745,862
                                                                    -----------
WISCONSIN--3.9%
   Amery IDRB (Plastech Corp. Project)
     Series 1997 DN
     6.00%**                                 10/06/00     2,000       2,000,000
   Southeast Wisconsin Professional
     Baseball Park RB Series 2000Y DN
     5.50%**                                 10/06/00     2,280       2,280,000
   Wisconsin GO Series 2000 TECP
     4.30%                                   12/12/00     5,000       5,000,000
   Wisconsin Housing and Economic
     Development Authority Single
     Family Housing RB Series 1999 DN
     5.72%**                                 10/06/00    12,045      12,045,000
                                                                    -----------
                                                                     21,325,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $540,942,306*)                                  100.2%     540,942,306

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                           (0.2%)       (860,324)
                                                         ------     -----------

NET ASSETS (Equivalent to $1.00 per share
   based on 314,316,867 Institutional shares,
   112,840,862 Service shares, 105,575,615
   Hilliard Lyons shares and 7,396,457
   Investor A shares outstanding)                        100.0%    $540,081,982
                                                         ======    ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   HILLIARD LYONS AND
   INVESTOR A SHARE
   ($540,081,982 [DIVIDE] 540,129,801)                                    $1.00
                                                                          =====

--------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS--99.3%
NEW JERSEY--99.2%
   Aberdeen Township GO
     Series 2000 BAN
     4.90%                                   08/16/01    $  727     $   729,804
   Bloomfield Township GO
     Series 2000 MB
     5.20%                                   06/15/01     1,000       1,006,818
   Burlington City GO Series 1999 BAN
     4.25%                                   10/17/00     2,390       2,390,422
   Camden County Improvement
     Authority RB (Jewish Community
     Center Project) Series 1995 DN
     5.35%**                                 10/02/00       565         565,000
   Carteret Board of Education GO
     Series 2000 MB
     4.20%                                   01/15/01       135         135,000
   Closter GO Series 2000 BAN
     4.75%                                   08/17/01     2,000       2,007,049
   Cranford Township GO
     Series 2000 BAN
     4.35%                                   03/16/01     2,000       2,001,304
   East Amwell Township GO
     Series 1999 BAN
     4.30%                                   10/28/00     2,521       2,521,394
   East Amwell Township GO
     Series 2000 BAN
     4.62%                                   04/27/01     2,542       2,545,462
   East Rutherford GO Series 1998 BAN
     4.20%                                   01/15/01       115         115,000
   Edison Township Board of Education
     GO Series 2000 BAN
     5.50%                                   01/01/01       260         260,885
   Essex County Public Improvement
     Authority RB (County Asset Sale
     Project) Series 1995 DN
     5.50%**                                 10/06/00       350         350,000
   Essex County RB Series 1990 MB
     7.00%                                   12/01/00       425         432,864
   Hammonton School District GO
     Series 2000 BAN
     4.40%                                   02/02/01     2,000       2,001,169
   Jefferson Township GO
     Series 2000 BAN
     5.30%                                   02/01/01       125         125,488
   Jersey City GO Series 2000 BAN
     4.75%                                   01/12/01     5,000       5,008,107
   Jersey City GO Series 2000A BAN
     5.60%                                   03/01/01       750         754,209
   Jersey City Redevelopment Authority
     RB (Dixon Multi-family Housing
     Project) Series 2000A DN
     5.40%**                                 10/06/00     2,000       2,000,000
   Kinnelon GO Series 1999 BAN
     4.30%                                   12/08/00       802         802,429
   Lambertville GO Series 2000 BAN
     4.75%                                   04/26/01     1,046       1,047,702
   Mantua Township School District GO
     Series 2000 BAN
     5.70%                                   03/01/01       500         503,112
   Medford Township GO Series 2000 MB
     5.30%                                   07/15/01       300         302,167
   Mercer County Improvement Authority
     RB (Atlantic Financial and Johnson
     Project) Series 1998 DN
     5.47%**                                 10/06/00     3,000       3,000,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Middlesex County GO Series 2000 BAN
     5.25%                                   01/15/01    $  880     $   882,840
   Middlesex County Utilities Authority RB
     (Solid Waste System Review Project)
     Series 1991 MB
     6.00%                                   12/01/00       150         150,435
   New Jersey Economic Development
     Authority Multi-Mode IDRB (V and S
     Amboy Galvanizing LLC Project)
     Series 1999 DN
     5.70%**                                 10/06/00     3,600       3,600,000
   New Jersey Economic Development
     Authority RB (Airis Newark LLC
     Project) Series 1998 DN
     5.40%**                                 10/06/00     1,650       1,650,000
   New Jersey Economic Development
     Authority RB (ARND LLC Project)
     Series 2000 DN
     5.35%**                                 10/06/00     2,100       2,100,000
   New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     5.30%**                                 10/06/00       795         795,000
   New Jersey Economic Development
     Authority RB (Chambers Cogen
     Project) Series 1991 MB
     3.70%                                   10/13/00     4,000       4,000,000
   New Jersey Economic Development
     Authority RB (Denglas Technologies
     Project) Series 2000 DN
     5.77%**                                 10/06/00     4,590       4,590,000
   New Jersey Economic Development
     Authority RB (Facile Holdings, Inc.
     Project) Series 1998 DN
     5.30%**                                 10/06/00     3,445       3,445,000
   New Jersey Economic Development
     Authority RB (Far Sighted Investment
     LLC Project) Series 1998A DN
     5.45%**                                 10/06/00     1,180       1,180,000
   New Jersey Economic Development
     Authority RB (Hamilton Industrial
     Development Project) Series 1998 DN
     5.35%**                                 10/06/00     2,000       2,000,000
   New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 DN
     5.50%**                                 10/06/00       780         780,000
   New Jersey Economic Development
     Authority RB (Jersey Juice, Inc.
     Project) Series 1997 DN
     5.40%**                                 10/06/00     3,270       3,270,000
   New Jersey Economic Development
     Authority RB (Kenwood USA Corp.
     Project) Series 1985 DN
     5.40%**                                 10/06/00     6,000       6,000,000
   New Jersey Economic Development
     Authority RB (Keystone Project)
     Series 1992 MB
     3.65%                                   10/10/00     3,000       3,000,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     5.55%**                                 10/06/00       990         990,000





See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     5.45%**                                 10/06/00    $1,865     $ 1,865,000
   New Jersey Economic Development
     Authority RB (Newark Fibers, Inc.
     Project) Series 1998 DN
     5.60%**                                 10/06/00     3,000       3,000,000
   New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 DN
     5.45%**                                 10/06/00       800         800,000
   New Jersey Economic Development
     Authority RB (Parke Place
     Association Project) Series 2000 DN
     5.77%**                                 10/06/00       700         700,000
   New Jersey Economic Development
     Authority RB (Pennington Montessori
     School Project) Series 1998 DN
     5.45%**                                 10/06/00     1,330       1,330,000
   New Jersey Economic Development
     Authority RB (R. Realty Co. Project)
     Series 1996 DN
     5.30%**                                 10/06/00     2,755       2,755,000
   New Jersey Economic Development
     Authority RB (St. James Prep. and
     Social Service Project)
     Series 1998 DN
     5.25%**                                 10/06/00     1,000       1,000,000
   New Jersey Economic Development
     Authority RB (Thermal Energy LP
     Project) Series 1995 DN
     5.45%**                                 10/06/00     6,000       6,000,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     5.40%**                                 10/06/00     1,000       1,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee Corp.
     Project) Series 1998 DN
     5.40%**                                 10/06/00     1,240       1,240,000
   New Jersey Economic Development
     Authority RB (Wood Hollow
     Associates Project) Series 1997 DN
     5.35%**                                 10/06/00     2,325       2,325,000
   New Jersey Educational Authority RB
     (Beldar Business Form Manufacturing
     Project) Series 1999 DN
     5.45%**                                 10/06/00     1,185       1,185,000
   New Jersey Health Care Facilities RB
     (Hackettstown Community Hospital
     Project) Series 2000 DN
     5.35%**                                 10/06/00     3,000       3,000,000
   New Jersey Health Care Facilities RB
     (Hospital Capital Asset Financing
     Project) Series 1985C DN
     5.20%**                                 10/06/00     3,000       3,000,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1996 DN
     5.41%**                                 10/06/00     7,805       7,805,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999 DN
     5.46%**                                 10/06/00     2,000       2,000,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Housing and Mortgage
     Finance Agency Tax-Exempt Eagle
     Trust Certificates Series 1997A DN
     5.62%**                                 10/06/00    $3,750     $ 3,750,000
   New Jersey State Educational Facilities
     RB (Caldwell College Project)
     Series 2000B DN
     5.20%**                                 10/06/00     2,335       2,335,000
   New Jersey State GO
     Series 1992D BAN
     5.25%                                   02/15/01       350         351,437
   New Jersey State Transportation
     Corp. RB Series 1997A MB
     5.25%                                   09/01/01     2,000       2,009,210
   New Jersey Transit Trust Fund RB
     Series 1994A MB
     5.20%                                   12/15/00       200         200,476
   New Jersey Transit Trust Fund RB
     Series 1998A MB
     4.25%                                   06/15/01     1,000       1,000,000
   New Jersey Turnpike Authority RB
     (Eagle Trust Project) Series 2000 DN
     5.42%**                                 10/06/00     3,700       3,700,000
   Ocean County GO Series 2000 MB
     4.50%                                   09/01/01       300         300,526
   Passaic County GO Series 2000 BAN
     4.62%                                   09/21/01     1,000       1,003,492
   Paterson Public School District RB
     Series 1999 BAN
     3.80%                                   11/01/00       480         480,000
   Peapack Gladstone GO
     Series 1999 BAN
     4.30%                                   12/08/00     2,000       2,001,069
   Rahway Certificates of Participation
     Series 2000 MB
     4.70%                                   02/15/01       605         605,000
   Salem County Pollution Control
     Financing Authority PCRB
     (E.I. DuPont de Nemours Project)
     Series 1982A DN
     4.35%**                                 10/02/00     9,600       9,600,000
   Sussex County GO Series 2000 MB
     5.00%                                   07/15/01       455         457,249
   Union County Utilities Authority RB
     Series 1998A MB
     4.50%                                   06/01/01     2,380       2,380,714
   Upper Saddle River School District
     GO Series 2000 MB
     4.85%                                   07/19/01     2,000       2,006,872
   Vernon Township School District GO
     Series 1999 BAN
     5.25%                                   12/01/00       600         601,409
   Washington Township GO
     Series 2000 BAN
     5.50%                                   05/31/01     1,385       1,389,812
   West Orange Board of Education
     Certificates of Participation
     Series 1999 MB
     3.85%                                   10/02/00       385         385,000
                                                                    -----------
                                                                    142,600,926
                                                                    -----------




See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


                                                          PAR
AS OF SEPTEMBER 30, 2000                     MATURITY    (000)         VALUE
                                             --------    -----     -------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--0.1%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     4.35%**                                 10/06/00    $  100    $   100,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $142,700,926*)                                   99.3%     142,700,926

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                          0.7%         977,279
                                                         ------    ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 82,077,769
   Institutional shares, 55,198,252
   Service shares and 6,416,623
   Investor A shares outstanding)                        100.0%    $143,678,205
                                                         ======    ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($143,678,205 [DIVIDE] 143,692,644)                                    $1.00
                                                                          =====

--------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS--101.6%
NORTH CAROLINA--100.9%
   Brunswick County GO
     Series 2000 MB
     5.25%                                   05/01/01    $  200     $   200,838
   Buncombe County GO
     Series 1993 MB
     5.00%                                   03/01/01     1,000       1,003,079
   Buncombe County GO
     Series 1997 DN
     5.30%**                                 10/06/00     5,605       5,605,000
   Buncombe County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Lustar Dyeing, Inc.
     Project) Series 1998 DN
     5.65%**                                 10/06/00     2,755       2,755,000
   Carteret County Certificates of
     Participation Series 2000 MB
     4.40%                                   06/01/01       180         180,000
   Charlotte Airport Refunding RB
     Series 1993A DN
     5.40%**                                 10/06/00     3,800       3,800,000
   Charlotte Certificates of Participation
     (Equipment Acquisition Project)
     Series 2000 MB
     5.00%                                   03/01/01     1,400       1,404,585
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996B DN
     5.35%**                                 10/06/00     1,765       1,765,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996C DN
     5.60%**                                 10/06/00       700         700,000
   Charlotte Public Improvement GO
     Series 1990A MB
     6.90%                                   10/02/00     1,100       1,122,056
   Chatham County GO Series 1991 MB
     6.25%                                   05/01/01       125         126,397
   Cumberland County Hospital Facilities
     RB (Cumberland County Hospital
     System Project) Series 1991 MB
     6.00%                                   10/01/01     2,000       2,032,840
   Cumberland County GO
     Series 2000 MB
     5.50%                                   03/01/01     1,100       1,106,218
   Durham Public Improvement GO
     Series 2000A MB
     5.25%                                   03/01/01       750         753,455
   Forsyth County GO Series 1991 MB
     6.10%                                   03/01/01       250         254,317
     6.25%                                   03/01/01       300         305,162
   Gaston County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Gold Medal Homes
     Project) Series 1996 DN
     5.55%**                                 10/06/00     1,790       1,790,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co., Inc.
     Project) Series 1989 DN
     5.65%**                                 10/06/00     1,100       1,100,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     5.65%**                                 10/06/00     1,400       1,400,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Greensboro Certificates of Participation
     (Equipment Acquisition Project)
     Series 2000 DN
     5.60%**                                 10/06/00    $2,800     $ 2,800,000
   Greensboro GO Series 1992 MB
     4.90%                                   02/01/01       200         200,506
   Guilford County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Quantum Group, Inc.
     Project) Series 2000 DN
     5.70%**                                 10/06/00       150         150,000
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (U.S. Label Corp. Project)
     Series 1995 DN
     5.65%**                                 10/06/00     2,500       2,500,000
   Iredell County Industrial Facilities and
     Pollution Control Financing Authority
     RB (B and B Fabricators Project)
     Series 1999 DN
     5.70%**                                 10/06/00     1,000       1,000,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Var-Arden Corp. Project)
     Series 1999 DN
     5.75%**                                 10/06/00     4,800       4,800,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     5.70%**                                 10/06/00       100         100,000
   Mecklenburg County GO
     Series 1991 MB
     6.20%                                   04/01/01     2,000       2,038,477
   Mecklenburg County GO
     Series 1991B MB
     4.70%                                   03/01/01       900         901,503
   Mecklenburg County GO
     Series 1992 MB
     5.60%                                   03/01/01     1,255       1,262,661
   Mecklenburg County GO
     Series 1998C DN
     5.40%**                                 10/06/00     1,144       1,144,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Griffith
     Micro Science Project)
     Series 1995 DN
     5.60%**                                 10/06/00     1,500       1,500,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Otto
     Industries, Inc. Project)
     Series 1988 DN
     5.70%**                                 10/06/00     2,390       2,390,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Piedmont
     Plastics Project) Series 1997 DN
     5.60%**                                 10/06/00     4,320       4,320,000
   Mecklenburg County Public
     Improvement GO Series 2000 MB
     5.00%                                   02/01/01     2,000       2,006,962






See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Mecklenburg County Public
     Improvement GO Series 2000C DN
     5.40%**                                 10/06/00    $2,000     $ 2,000,000
   New Hanover County Industrial
     Facilities IDRB (Interroll Corp.
     Project) Series 1989 DN
     5.70%**                                 10/06/00       795         795,000
   North Carolina Agricultural Finance
     Authority Agricultural Development
     RB (Harvey Fertilizer and Gas Co.
     Project) Series 1995 DN
     5.65%**                                 10/06/00     1,340       1,340,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1995A MB
     4.65%                                   01/01/01     1,000       1,001,089
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1991B DN
     5.45%**                                 10/06/00     2,300       2,300,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     5.50%**                                 10/06/00       425         425,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     5.50%**                                 10/06/00     1,800       1,800,000
   North Carolina Medical Care
     Commission Health Care Facility RB
     (Lutheran Services for the Aging
     Project) Series 1998 DN
     5.50%**                                 10/06/00     1,050       1,050,000
   North Carolina Medical Care
     Commission Hospital RB (Angel
     Medical Center, Inc. Project)
     Series 1997 DN
     5.40%**                                 10/06/00       900         900,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1992B DN
     5.50%**                                 10/06/00       600         600,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 2000 DN
     5.55%**                                 10/06/00       500         500,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985B DN
     5.45%**                                 10/06/00     1,100       1,100,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985C DN
     5.45%**                                 10/06/00     1,500       1,500,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985D DN
     5.45%**                                 10/06/00     1,500       1,500,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Hospital RB (Lutheran
     Retirement Project) Series 1999 DN
     5.70%**                                 10/06/00    $1,400     $ 1,400,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Health System Project)
     Series 1998 DN
     5.50%**                                 10/06/00       800         800,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1995 DN
     5.50%**                                 10/06/00       200         200,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN
     4.95%**                                 10/06/00     2,250       2,250,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1991A DN
     5.50%**                                 10/02/00       100         100,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1994 DN
     5.50%**                                 10/06/00       800         800,000
   North Carolina Medical Care
     Commission Hospital RB
     (Presbyterian Hospital Project)
     Series 1990 MB
     7.37%                                   10/02/00     2,000       2,040,124
   North Carolina Medical Care
     Commission Hospital RB (Wilson
     Memorial Hospital Project)
     Series 1990 MB
     6.50%                                   11/01/00       315         321,769
   North Carolina State Capital
     Improvement GO Series 1994A MB
     4.70%                                   02/01/01       100         100,131
   North Carolina State GO
     Series 1997A MB
     5.10%                                   03/01/01     2,000       2,008,416
   Orange County Public Improvement
     GO Series 2000 MB
     5.20%                                   04/01/01     1,200       1,206,070
   Raleigh County GO Series 1996 MB
     5.20%                                   06/01/01       300         301,931
   Randolph County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Jowat Corp. Project)
     Series 1999 DN
     5.65%**                                 10/06/00     1,000       1,000,000
   Rockingham County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Medibeg, Inc. Project)
     Series 1997 DN
     5.65%**                                 10/06/00     2,800       2,800,000
   Rutherford County Industrial Facilities
     and Pollution Control Finance
     Authority RB (All American Homes
     Project) Series 1996 DN
     5.75%**                                 10/06/00     1,300       1,300,000


See accompanying notes to financial statements.

                                  BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Rutherford County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Thieman Metal
     Technologies LLC Project)
     Series 1998 DN
     5.60%**                                 10/06/00    $2,700     $ 2,700,000
   Sampson County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Dubose Strapping,
     Inc. Project) Series 1997 DN
     5.65%**                                 10/06/00     1,660       1,660,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     5.70%**                                 10/06/00     1,750       1,750,000
   University of North Carolina RB
     (Chapel Parking System Board of
     Governors of the UNC Project)
     Series 1997C DN
     5.45%**                                 10/06/00     1,700       1,700,000
   University of North Carolina RB
     (Kenan Memorial Stadium Project)
     Series 1996 DN
     5.70%**                                 10/06/00     2,650       2,650,000
   Warren County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Glen Raven Mills, Inc. Project)
     Series 1997 DN
     5.65%**                                 10/06/00     1,500       1,500,000
   Washington County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Mackeys Ferry Sawmill,
     Inc. Project) Series 1997 DN
     5.65%**                                 10/06/00     2,800       2,800,000
   Wilkes County Industrial Facilities and
     Pollution  Control Financing Authority
     RB (Schas Circular Industries, Inc.
     Project) Series 1997A DN
     5.60%**                                 10/06/00     1,390       1,390,000
                                                                    -----------
                                                                    104,107,586
                                                                    -----------




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--0.7%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     4.35%**                                 10/06/00    $  300     $   300,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     2.80%**                                 10/06/00       300         300,000
   Puerto Rico Industrial, Tourist,
     Education, Medical, and
     Environmental Control Finance
     Authority RB (Ana G. Mendez
     University System Project)
     Series 1998 DN
     2.60%**                                 10/06/00       100         100,000
                                                                    -----------
                                                                        700,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $104,807,586*)                                  101.6%     104,807,586

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                        (1.6%)     (1,639,884)
                                                           ----    ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 102,156,504
   Institutional shares, 648,354 Service
   shares, 358,221
   Investor A shares and 5,528
   Investor B shares outstanding)                        100.0%    $103,167,702
                                                         ======    ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE
   ($103,167,702 [DIVIDE] 103,168,607)                                    $1.00
                                                                          =====

--------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO


                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS--100.5%
OHIO--100.5%
   Allen County GO Series 2000 BAN
     4.87%                                   07/18/01    $  490     $   491,022
   American Municipal Power, Inc. RB
     (Bowling Green Project)
     Series 2000 BAN
     4.70%                                   09/07/01     2,450       2,450,000
   Butler County GO Series 2000 BAN
     4.80%                                   07/11/01       400         401,188
   Champaign County IDRB (Allied
     Signal, Inc. Project) Series 1998 DN
     5.75%**                                 10/06/00     1,000       1,000,000
   Clermont County Health Facilities
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     5.65%**                                 10/06/00       300         300,000
   Cleveland-Cuyahoga County Port
     Authority GO Series 1999 TAN
     3.70%                                   11/15/00     1,120       1,119,322
   Clinton County Hospital RB
     Series 1999 DN
     5.60%**                                 10/06/00       450         450,000
   Cuyahoga County IDRB (Actron
     Manufacturing Project)
     Series 1998 DN
     5.60%**                                 10/06/00     1,140       1,140,000
   Cuyahoga County IDRB (Cleveland
     Gear Company, Inc. Project)
     Series 1998 DN
     5.70%**                                 10/06/00     1,900       1,900,000
   Cuyahoga County IDRB (Northstar
     Project) Series 1998 DN
     5.70%**                                 10/06/00       900         900,000
   Cuyahoga County IDRB (Pleasant
     Lake Associates Project)
     Series 1995 DN
     5.60%**                                 10/06/00       850         850,000
   Defiance County GO Series 2000A BAN
     4.68%                                   08/02/01     1,075       1,076,059
   Delaware County IDRB (Air Waves, Inc.,
     Project) Series 1995 DN
     5.70%**                                 10/06/00       820         820,000
   Dover Municipal Sewer System
     Improvement GO Series 2000 BAN
     4.53%                                   04/12/01     1,100       1,101,003
   East Palestine School District GO
     Series 1999 BAN
     4.10%                                   11/09/00     1,000       1,000,224
   Englewood Water Systems GO
     Series 2000 BAN
     4.60%                                   09/20/01       600         601,111
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     5.75%**                                 10/06/00       750         750,000
   Franklin County - Golf Pointe
     Multi-Family Housing RB
     Series 2000A DN
     5.67%**                                 10/06/00     3,000       3,000,000
   Franklin County Convention Facilities
     Authority RB Series 1990 RAN
     7.00%                                   12/01/00       500         512,073
   Franklin County Economic Development
     RB (Ferguson Steel Co., Inc. Project)
     Series 1999 DN
     5.75%**                                 10/06/00     1,400       1,400,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Franklin County Hospital Refunding RB
     (U.S. Health Corp. of Columbus
     Project) Series 1996A DN
     5.52%**                                 10/06/00    $  745     $   745,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     5.75%**                                 10/06/00     1,200       1,200,000
   Fulton County IDRB (Haas Door Co.
     & Nofziger Doors International, Inc.
     Project) Series 1999 DN
     5.60%**                                 10/06/00     1,800       1,800,000
   Goshen School District GO
     Series 2000 BAN
     4.71%                                   10/11/00     1,000       1,000,135
   Greene County Economic Development
     RB (Ashford Center Project)
     Series 1995 DN
     5.55%**                                 10/06/00       715         715,000
   Greene County IDRB (AFC Stamping
     & Production, Inc., Barsplice
     Products Project) Series 1995 DN
     5.70%**                                 10/06/00       860         860,000
   Greene County IDRB (Antioch
     Publishing Co. Project)
     Series 1996 DN
     5.60%**                                 10/06/00     1,400       1,400,000
   Hamilton County Health Care Facilities
     RB (Ronald McDonald House
     Project) Series 2000 DN
     5.63%**                                 10/06/00     1,740       1,740,000
   Hamilton GO Series 2000 BAN
     5.25%                                   04/26/01       600         600,813
   Indian Hill Village Economic
     Development RB (Cincinnati County
     Day School Project) Series 1999 DN
     5.35%**                                 10/06/00       500         500,000
   Kings Local School District GO
     Series 1995 MB
     5.05%                                   12/01/00       200         200,191
   Mahoning County IDRB (Serra Land
     Project) Series 1997 DN
     5.70%**                                 10/06/00     1,880       1,880,000
   Mahoning County RB (Youngstown
     Iron & Metal, Inc. Project)
     Series 1997 DN
     5.60%**                                 10/06/00     1,635       1,635,000
   Marysville Village School
     District GO Series 2000 BAN
     4.79%                                   03/20/01     1,000       1,002,480
   Medina County Housing RB (The
     Oaks at Medina Project)
     Series 1997B DN
     5.60%**                                 10/06/00       500         500,000
   Montgomery County Economic
     Development Authority RB (Dayton
     Art Institute Project) Series 1996 DN
     5.55%**                                 10/06/00       700         700,000
   Montgomery County Healthcare
     Facilities RB Series 1998 DN
     5.55%**                                 10/06/00       145         145,000
   Nordonia Hills School District GO
     Series 2000A BAN
     4.75%                                   03/20/01     1,000       1,002,020





See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd. Partnership
     Project) Series 1995B DN
     5.60%**                                 10/06/00    $1,500     $ 1,500,000
   Ohio Air Quality Development Authority
     PCRB (Pennsylvania Power Co.
     Project) Series 1997 DN
     5.60%**                                 10/06/00     2,900       2,900,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     5.80%**                                 10/06/00     7,000       7,000,000
   Ohio Air Quality Development Authority
     PCRB (Timken Co. Project)
     Series 1992 DN
     5.65%**                                 10/04/00     1,600       1,600,000
   Ohio Highway Capital Improvements
     GO Series 1999D MB
     4.00%                                   05/01/01       500         498,841
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project)
     Series 1985 MB
     4.40%                                   10/06/00       725         725,000
   Ohio Housing Finance Authority RB
     Series 2000AA DN
     5.55%**                                 10/06/00     2,415       2,415,000
   Ohio Housing Finance Agency RB
     Series 2000C MB
     4.35%                                   08/30/01     1,000       1,000,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     5.60%**                                 10/05/00     1,065       1,065,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 DN
     5.70%**                                 10/06/00     1,495       1,495,000
   Ohio Public Mental Health Facilities RB
     Series 1991II-A MB
     6.30%                                   12/01/00       300         306,979
   Ohio State Building Authority RB
     Series 1999A MB
     4.00%                                   10/02/00       350         350,000
   Ohio State Public Facilities
     Commission Higher Education RB
     Series 1997II-B MB
     4.50%                                   11/01/00       200         200,040
   Ohio State Water PCRB - Duquesne
     Light Company (Bank of New York
     SPA Project) Series 1999 DN
     5.65%**                                 10/06/00     4,500       4,500,000
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel &
     Wire Corp. Project) Series 1995 DN
     5.75%**                                 10/06/00     8,100       8,100,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     5.65%**                                 10/06/00       450         450,000
   Olmsted Falls GO Series 2000 BAN
     4.60%                                   10/26/00     1,100       1,100,221
   Orange Village GO Series 1999 BAN
     4.25%                                   12/28/00     1,400       1,400,645
   Orange Village GO Series 2000 BAN
     4.65%                                   12/28/00       500         500,406




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Perry County GO Series 2000 BAN
     4.75%                                   04/20/01    $1,000     $ 1,001,882
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     5.60%**                                 10/06/00     1,050       1,050,000
   Portage County IDRB (Lovejoy
     Industries Project) Series 1994 DN
     5.60%**                                 10/06/00     1,240       1,240,000
   Rocky River GO Series 2000 BAN
     4.25%                                   01/26/01     2,950       2,950,721
   Rossford GO Series 2000 BAN
     5.20%                                   06/27/01       900         901,894
     5.96%                                   07/30/01     2,400       2,423,002
   Sandusky County IDRB (Brighton
     Manor Co. Project) Series 1986 DN
     5.75%**                                 10/06/00     1,500       1,500,000
   Strongsville GO Series 1999 BAN
     3.98%                                   10/19/00     1,100       1,100,094
   Strongsville IDRB (Web Plastics Co.
     Project) Series 1997 DN
     5.60%**                                 10/06/00       955         955,000
   Summit County IDRB - Sigma Proper
     Industrial Development Refunding
     RB Series 2000A DN
     5.60%**                                 10/06/00     2,150       2,150,000
   Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 DN
     5.60%**                                 10/06/00       380         380,000
   Summit County IDRB (Forest
     Manufacturing Project)
     Series 1994 DN
     5.55%**                                 10/05/00       440         440,000
   Summit County IDRB (JRB Co. Inc.
     Project) Series 1997 DN
     5.60%**                                 10/06/00     3,000       3,000,000
   Summit County IDRB (Waltco Truck
     Equipment Project) Series 1998 MB
     5.00%                                   01/15/01       735         735,000
   Sylvania GO Series 1990 BAN
     7.45%                                   12/01/00       500         512,511
   Toledo-Lucas County Port Authority
     Development RB (Frostbite Brands,
     Inc. Project) Series 1993 DN
     5.90%**                                 10/06/00       880         880,000
   Union Township GO Series 2000 BAN
     4.75%                                   03/13/01     2,000       2,003,851
   Wapakoneta County GO
     Series 2000 BAN
     5.20%                                   09/19/01       355         357,132
   Warren County Health Care Facilities
     RB (Otterbein Homes Project)
     Series 1998B DN
     5.65%**                                 10/06/00       255         255,000
   Washington County GO
     Series 2000 BAN
     4.88%                                   12/21/00       500         500,707
   Youngstown IDRB (Portage
     Transformer Co. Project)
     Series 1996 DN
     5.60%**                                 10/06/00     3,545       3,545,000
                                                                    -----------
                                                                    103,876,567
                                                                    -----------





See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2000                                               VALUE
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $103,876,567*)                                  100.5%    $103,876,567

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                        (0.5%)       (487,242)
                                                         ------    ------------

NET ASSETS (Equivalent to $1.00 per
   share based on 52,103,676
   Institutional shares, 10,303,416
   Service shares and 41,014,103
   Investor A shares outstanding)                        100.0%    $103,389,325
                                                         ======    ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($103,389,325 [DIVIDE] 103,421,195)                                    $1.00
                                                                          =====

--------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS--100.5%
PENNSYLVANIA--98.4%
   Allegheny County Higher Education
     Building Authority RB (University of
     Pittsburgh Project) Series 1985C DN
     5.50%**                                 10/06/00    $1,590     $ 1,590,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1990A DN
     5.55%**                                 10/06/00    13,700      13,700,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1999D MB
     4.25%                                   10/04/00     5,750       5,750,000
   Berks County IDA Manufacturing
     Facilities RB (Grafika Commercial
     Printing, Inc. Project) Series 1995 DN
     5.55%**                                 10/06/00     2,090       2,090,000
   Berks County IDRB (Beacon Container
     Corp. Project) Series 1997A DN
     5.65%**                                 10/04/00     1,930       1,930,000
   Berks County IDRB (Berks Products
     Project) Series 1996 DN
     5.55%**                                 10/06/00     1,940       1,940,000
   Berks County IDRB (Citizen's Utilities
     Co. Project) Series 1996B MB
     5.25%                                   10/06/00    12,500      12,500,000
   Bucks County IDRB (LTL Color
     Compounders Project)
     Series 1999B DN
     5.60%**                                 10/06/00     4,110       4,110,000
   Bucks County IDRB (SHV Real Estate,
     Inc. Project) Series 1985 DN
     4.45%**                                 10/06/00     1,900       1,900,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1998 DN
     5.50%**                                 10/06/00    21,695      21,695,000
   Chartiers Valley Industrial & Commercial
     Development Authority RB
     Series 2000B DN
     5.50%**                                 10/06/00     4,265       4,265,000
   Coatesville School District GO
     Series 1991 MB
     7.25%                                   10/02/00     1,000       1,002,739
     6.70%                                   03/01/01     5,200       5,252,758
   Council Rock School District GO
     Series 1991 MB
     6.40%                                   03/01/01     1,000       1,008,606
   Crawford County IDRB Series 2000 DN
     5.60%**                                 10/06/00       500         500,000
   Cumberland County IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN
     5.55%**                                 10/06/00       515         515,000
   Cumberland County IDRB (Lawrence
     Schiff Silk Co. Project)
     Series 1998 DN
     5.65%**                                 10/06/00     1,825       1,825,000
   Cumberland County Municipal Authority
     RB (Presbyterian Homes Project)
     Series 1993A DN
     5.50%**                                 10/06/00     6,000       6,000,000
   Dallastown Area School District GO
     Series 1998 DN
     5.60%**                                 10/06/00    13,875      13,875,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997 DN
     5.65%**                                 10/06/00    $7,160     $ 7,160,000
   Dauphin County General Authority RB
     (Education & Health Loan Program)
     Series 1997 DN
     5.60%**                                 10/06/00     4,070       4,070,000
   Delaware County IDA Airport Facilities
     RB (United Parcel Service Project)
     Series 1985 MB
     4.25%                                   10/05/00     2,000       2,000,000
   Delaware County IDA Environmental
     Improvement Refunding RB (Sunoco,
     Inc. Project) Series 1998 DN
     5.60%**                                 10/06/00     7,000       7,000,000
   Delaware County IDA PCRB (B.P. Oil,
     Inc. Project) Series 1985 DN
     5.60%**                                 10/02/00     6,250       6,250,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Project)
     Series 1993A DN
     5.55%**                                 10/02/00       300         300,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     5.60%**                                 10/06/00     1,600       1,600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     5.60%**                                 10/06/00     2,000       2,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     5.60%**                                 10/06/00     2,400       2,400,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     5.60%**                                 10/06/00     2,900       2,900,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     5.60%**                                 10/06/00     1,595       1,595,000
   Delaware County PCRB (PECO Energy
     Co. Project) MB
     4.20%                                   10/06/00     4,900       4,900,000
     4.20%                                   01/12/01     2,000       2,000,000
   Delaware River & Bay Authority RB
     Series 2000B DN
     4.10%**                                 10/06/00     2,500       2,500,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985A DN
     5.45%**                                 10/06/00     1,300       1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     5.45%**                                 10/06/00     3,000       3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985C DN
     5.45%**                                 10/06/00     1,300       1,300,000





See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985D DN
     5.45%**                                 10/06/00    $3,100     $ 3,100,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1986 DN
     5.45%**                                 10/06/00     1,050       1,050,000
   Eastern Pennsylvania Industrial &
     Commercial Development Authority
     IDRB (Electronic Data Systems
     Project) Series 1993 DN
     5.60%**                                 10/06/00     3,900       3,900,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     5.60%**                                 10/06/00     3,000       3,000,000
   Emmaus General Authority Local
     Government RB Series 1989 DN
     5.65%**                                 10/06/00     1,100       1,100,000
   Erie County IDRB (American Turned
     Products Project) Series 1997 DN
     5.70%**                                 10/06/00     1,860       1,860,000
   Erie County IDRB (Reed Manufacturing
     Project) Series 1997 DN
     5.60%**                                 10/06/00     1,200       1,200,000
   Federal Lds. Reuse Authority Bucks
     County Guaranteed Project Notes
     Series 2000B MB
     5.00%                                   01/15/01     1,625       1,626,099
   Franklin County IDA Health Care RB
     Series 2000 DN
     5.62%**                                 10/06/00     2,000       2,000,000
   Indiana County IDRB (Conemaugh
     Project) Series 1997A DN
     5.65%**                                 10/06/00     5,110       5,110,000
   Lancaster County RB (Luthercare
     Project) Series 1999 DN
     5.62%**                                 10/06/00     9,500       9,500,000
   Lancaster County RB (Quarryville
     Presbyterian Senior Living Facility
     Project) Series 2000 DN
     5.75%**                                 10/06/00     3,000       3,000,000
   Lancaster County IDRB (Clean Creek
     Partners Project) Series 2000 DN
     5.62%**                                 10/06/00     6,175       6,175,000
   Lancaster County IDRB Series 1998 DN
     5.75%**                                 10/06/00     2,600       2,600,000
   Lancaster County RB Series 2000 DN
     5.60%**                                 10/06/00     2,500       2,500,000
   Lawrence County IDRB (L & N
     Metallurgical Products Project)
     Series 1996 DN
     5.75%**                                 10/06/00     3,575       3,575,000
   Lebanon County Health Facilities RB
     Series 1999 DN
     5.62%**                                 10/06/00     3,000       3,000,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     4.35%**                                 10/06/00       800         800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     4.45%**                                 10/06/00     4,700       4,700,000



                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lehigh County Sewer Authority RB
     Series 1985B DN
     5.40%**                                 10/06/00    $1,370     $ 1,370,000
   Luzerne County IDRB (Nardone
     Brothers Baking Project)
     Series 1999 DN
     5.55%**                                 10/06/00     7,020       7,020,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998A DN
     5.65%**                                 10/06/00     1,905       1,905,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998C DN
     5.65%**                                 10/06/00     1,000       1,000,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     5.65%**                                 10/06/00       600         600,000
   Montgomery County IDRB (Apple Fresh
     Foods Ltd. Project) Series 1996 DN
     5.55%**                                 10/06/00       900         900,000
   Neshaminy School District GO
     Series 2000 TRAN
     4.90%                                   06/29/01     5,000       5,008,858
   Northhampton County GO
     Series 2000 MB
     5.25%                                   10/06/00     4,000       4,000,000
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998B DN
     5.65%**                                 10/06/00     2,135       2,135,000
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998C DN
     5.65%**                                 10/06/00       915         915,000
   Northampton County IDRB (Citizens
     Utilities Co. Project) Series 1996 DN
     5.60%**                                 10/06/00    13,200      13,200,000
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     5.80%**                                 10/06/00     2,700       2,700,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     5.60%**                                 10/06/00    19,570      19,570,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     5.60%**                                 10/06/00       590         590,000
   Northumberland County IDRB (Furman
     Farms, Inc. Project) Series 1995A DN
     5.55%**                                 10/06/00     1,225       1,225,000
   Pennsylvania Economic Development
     Financing Authority RB (Wengers
     Feed Mill, Inc. Project)
     Series 1999B-1 DN
     5.55%**                                 10/06/00     1,600       1,600,000
   Pennsylvania Economic Development
     Financing Authority Retirement
     Facility RB (Homewood Retirement
     Centers Project) Series 1992 DN
     4.39%**                                 10/06/00     5,875       5,875,000




See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Energy Development
     Authority RB (B & W Ebensburg
     Project) Series 1986 DN
     5.50%**                                 10/06/00    $2,775     $ 2,775,000
   Pennsylvania Energy Development
     Authority RB (B & W Ebensburg
     Project) Series 1988 DN
     5.50%**                                 10/06/00     2,900       2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     5.50%**                                 10/04/00    14,650      14,650,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     5.50%**                                 10/06/00     3,800       3,800,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1985A MB
     6.80%                                   12/01/00    10,195      10,238,668
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988A DN
     5.75%**                                 10/06/00     1,300       1,300,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988B DN
     5.75%**                                 10/06/00     6,600       6,600,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988C DN
     5.75%**                                 10/06/00     7,300       7,300,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988E DN
     5.75%**                                 10/06/00       100         100,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1994A DN
     5.75%**                                 10/04/00     4,050       4,050,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1995A DN
     5.75%**                                 10/06/00     3,800       3,800,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services RB
     (The University of Pennsylvania
     Project) Series 1994B DN
     5.50%**                                 10/06/00    11,560      11,560,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services RB
     (The University of Pennsylvania
     Project) Series 1996C DN
     5.50%**                                 10/06/00    13,455      13,455,000
   Pennsylvania Higher Educational
     Facilities Authority Health Services RB
     (The University of Pennsylvania
     Project) Series 1998B DN
     5.50%**                                 10/06/00    16,905      16,905,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Carnegie
     Mellon University Project)
     Series 1995C DN
     5.60%**                                 10/02/00     1,600       1,600,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Educational
     Facilities Authority RB
     Series 1991A MB
     7.37%                                   03/01/01    $8,000     $ 8,259,251
   Pennsylvania Higher Educational
     Facilities Authority RB (Temple
     University Project) Series 1984 DN
     5.50%**                                 10/02/00     1,855       1,855,000
   Pennsylvania Higher Educational
     Facilities Authority Refunding RB
     (Carnegie Mellon University Project)
     Series 1995B DN
     5.60%**                                 10/02/00     1,800       1,800,000
   Pennsylvania Housing Finance Agency
     RB Series 2000 PT-350 MB
     4.50%                                   10/02/00     8,900       8,900,000
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1996A DN
     5.60%**                                 10/02/00     1,500       1,500,000
   Philadelphia IDRB (30th Street Station
     Project) Series 1987 DN
     4.45%**                                 10/06/00     6,900       6,900,000
   Philadelphia IDRB (GDL Estates Corp.
     Project) Series 1998B DN
     5.45%**                                 10/06/00       680         680,000
   Philadelphia IDRB (The Fox Chase
     Institute for Cancer Research Center
     Project) Series 1997 DN
     5.60%**                                 10/02/00     1,200       1,200,000
   Philadelphia RB Series 2000 DN
     5.40%**                                 10/06/00     5,000       5,000,000
   Philadelphia GO Series 2000A TRAN
     5.00%                                   06/29/01    15,000      15,068,329
   Pittsburgh Trust Receipts
     Series 1996 SG-71 DN
     5.57%**                                 10/06/00    10,000      10,000,000
   Reading Regional Airport Authority RB
     Series 1998A DN
     5.60%**                                 10/04/00     1,500       1,500,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985F DN
     5.65%**                                 10/06/00     1,000       1,000,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985H DN
     5.65%**                                 10/06/00       900         900,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985M DN
     5.65%**                                 10/06/00     1,000       1,000,000
   Schuylkill County IDA Resource
     Recovery RB (Gilberton Power
     Project) Series 1985 DN
     5.45%**                                 10/06/00       800         800,000
   Schuylkill County IDA Resource
     Recovery RB (Northeastern Power
     Co. Project) Series 1997B DN
     5.65%**                                 10/02/00     1,000       1,000,000
   Schuylkill County IDRB (Kaytee
     Products, Inc. Project) Series 1995 DN
     5.75%**                                 10/06/00     3,085       3,085,000






See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Schuylkill County IDRB (Northeastern
     Power Co. Project) Series 1997A DN
     5.55%**                                 10/02/00    $1,500     $ 1,500,000
   Scranton-Lackawana Health and
     Welfare Authority RB (Mercy
     Health System Project)
     Series 1996A DN
     5.65%**                                 10/06/00     6,300       6,300,000
   Shaler Township GO Series 2000 TAN
     4.37%                                   12/29/00     2,000       2,001,052
   State Public School Building Authority
     RB (Parkland School District Project)
     Series 1999 DN
     5.60%**                                 10/06/00     7,900       7,900,000
   Union County IDRB (Playworld Systems,
     Inc. Project) Series 1999 DN
     5.65%**                                 10/06/00     1,000       1,000,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990A MB
     4.50%                                   10/24/00       300         300,000
     4.30%                                   10/25/00     4,050       4,050,000
     4.50%                                   10/25/00     2,900       2,900,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990B MB
     4.50%                                   10/20/00    19,365      19,365,000
     4.50%                                   10/25/00    11,885      11,885,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1993 MB
     4.50%                                   10/24/00     9,385       9,385,000
   Washington County Authority Lease RB
     Series 1985B-1 DN
     5.50%**                                 10/06/00     1,278       1,278,000
   Westmoreland County IDRB (Elizabeth
     Carbide Die Co. Project)
     Series 1998B DN
     5.60%**                                 10/06/00     1,350       1,350,000
   York County Hospital Authority RB
     (Homewood Retirement Centers of
     The United Church of Christ, Inc.
     Project) Series 1990 DN
     4.39%**                                 10/06/00     7,200       7,200,000
   York County IDA PCRB (PECO Energy
     Co. Project) Series 1993A DN
     5.55%**                                 10/02/00     2,400       2,400,000
   York County IDRB (Allied Signal, Inc.
     Project) Series 1993 DN
     5.65%**                                 10/06/00     1,000       1,000,000
   York County IDRB (York Sheet Metal,
     Inc. Project) Series 1998 DN
     5.60%**                                 10/06/00     3,240       3,240,000
                                                                    -----------
                                                                    537,669,360
                                                                    -----------



                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--2.1%
   Puerto Rico Electric Power Authority
     Trust Receipts Series 1997
     SGA-43 DN
     4.90%**                                 10/06/00    $  800    $    800,000
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     4.35%**                                 10/06/00     6,718       6,718,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     2.80%**                                 10/06/00       100         100,000
   Puerto Rico Industrial, Tourist,
     Education, Medical, and Environmental
     Control Finance Authority RB (Ana G.
     Mendez University System Project)
     Series 1998 DN
     2.60%**                                 10/06/00     3,500       3,500,000
                                                                   ------------
                                                                     11,118,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $548,787,360*)                                  100.5%     548,787,360

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                           (0.5%)     (2,513,881)
                                                         ------    ------------

NET ASSETS (Equivalent to $1.00 per
   share based on 400,391,951
   Institutional shares, 83,486,743
   Service shares and 62,425,380
   Investor A shares outstanding)                        100.0%    $546,273,479
                                                         ======    ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($546,273,479 [DIVIDE] 546,304,074)                                    $1.00
                                                                          =====

--------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS--100.0%
VIRGINIA--91.6%
   Alexandria IDRB (Super. & Curr.
     Project) Series 1997 DN
     5.40%**                                 10/06/00    $  485     $   485,000
   Alexandria IDRB (Young Men's
     Christian Association of Metropolitan
     Washington Project) Series 1998 DN
     4.49%**                                 10/06/00     1,910       1,910,000
   Arlington County Multi-Family Housing
     Refunding IDRB (Arna Valley View
     Apartments Project) Series 2000 DN
     5.55%**                                 10/06/00     1,000       1,000,000
   Brunswick County IDA Exempt Facility
     RB (Aegis Waste Solutions, Inc.
     Project) Series 1996 DN
     5.70%**                                 10/06/00     1,000       1,000,000
   Campbell County IDRB (Hadson Power
     12 Altavista Project) Series 1990A DN
     5.75%**                                 10/02/00       300         300,000
   Capital Region Airport Commission RB
     (Richmond International Airport
     Project) Series 1995C DN
     5.70%**                                 10/06/00     1,200       1,200,000
   Chesterfield County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1985 MB
     4.25%                                   10/06/00       500         500,000
   Chesterfield County IDRB (Blueprint
     Holding, Inc. Project) Series 1997 DN
     5.65%**                                 10/06/00     1,900       1,900,000
   Commonwealth of Virginia Transportation
     Authority RB Series 1999 DN
     5.62%**                                 10/05/00     2,000       2,000,000
   Dinwiddie County IDA Exempt Facility
     RB (Chaparral Steel Virginia Project)
     Series 1998 DN
     5.75%**                                 10/02/00     1,000       1,000,000
   Dinwiddie County IDA Exempt Facility
     RB (Chaparral Steel Virginia Project)
     Series 1999 DN
     5.75%**                                 10/02/00     6,600       6,600,000
   Fairfax County GO Series 1993C MB
     4.60%                                   05/01/01       800         800,738
   Fairfax County IDRB (Inova Health
     Systems Project) Series 2000 DN
     5.50%**                                 10/06/00     1,600       1,600,000
   Greensville County IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     5.70%**                                 10/06/00     1,600       1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     4.30%                                   10/06/00     3,500       3,500,000
   Hampton Public Improvement GO
     Series 2000 MB
     4.75%                                   02/01/01     1,255       1,257,449
   Hanover County IDA Residential Care
     Facility RB (Covenent Woods Project)
     Series 1999 DN
     5.50%**                                 10/06/00     1,400       1,400,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1997 DN
     5.70%**                                 10/02/00       400         400,000




                                                         PAR
                                             MATURITY   (000)          VALUE
                                             --------   -----      -------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Louisa County IDRB (Pooled Financing
     Project) Series 1995 DN
     5.70%**                                 10/06/00    $  400     $   400,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital
     Asset Finance Program)
     Series 1985B DN
     5.70%**                                 10/06/00       600         600,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital
     Asset Finance Program)
     Series 1985F DN
     5.70%**                                 10/04/00     1,000       1,000,000
   Metropolitan Washington D.C. Airport
     Authority GO Series 2000 TECP
     4.40%                                   01/24/01     2,500       2,500,000
   Nelson County RB (Taylor Ramsey
     Project) Series 1999 DN
     5.70%**                                 10/06/00     1,000       1,000,000
   Norfolk Airport Authority TECP
     Series 1998 MB
     4.35%                                   01/16/01     1,500       1,500,000
   Norfolk IDRB (2F Realty Co. Project)
     Series 1998 DN
     5.65%**                                 10/06/00     1,300       1,300,000
   Peninsula Port Authority of Virginia
     Coal Terminal RB (Dominion Terminal
     Associates Project) Series 1987D DN
     5.55%**                                 10/02/00       300         300,000
   Peninsula Port Authority of Virginia IDRB
     (Allied-Signal, Inc. Project)
     Series 1993 DN
     5.65%**                                 10/06/00     1,000       1,000,000
   Prince William County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1986 MB
     4.25%                                   10/06/00     1,400       1,400,000
   Prince William County IDRB (Colonial
     Investments Facility Project)
     Series 1996 DN
     4.65%**                                 10/04/00     2,965       2,965,000
   Richmond GO Public Improvement
     Bonds Series 1991 MB
     6.10%                                   01/15/01     1,750       1,758,538
   Richmond GO Serial Equipment Notes
     Series 2000 MB
     4.87%                                   05/15/01     1,545       1,548,983
   Richmond IDRB (PM Beef Project)
     Series 1997 DN
     6.00%**                                 10/06/00     2,500       2,500,000
   Virginia Beach Development Authority
     Residential Care Facility RB
     (Westminster-Canterbury Project)
     Series 1999B DN
     5.40%**                                 10/06/00     1,500       1,500,000
   Virginia College Building Authority
     Educational Facilities RB (University
     of Richmond Project) Series 1996 DN
     5.40%**                                 10/06/00       800         800,000
   Virginia Housing Development Authority
     Commonwealth Mortgage GO
     Series 2000 MB
     4.20%                                   12/07/00     2,000       2,000,000






See accompanying notes to financial statements.

                                  BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                         PAR
AS OF SEPTEMBER 30, 2000                     MATURITY   (000)          VALUE
                                             --------   -----      -------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia Resource Authority RB
     (Henrico County Project)
     Series 1997 DN
     5.70%**                                 10/06/00    $2,000     $ 2,000,000
   Virginia Small Business Financing
     Authority IDRB (Coastal Development
     Group Project) Series 1989 DN
     6.20%**                                 10/06/00       195         195,000
   Virginia Small Business Financing
     Authority RB (Ennestone, Inc. Project)
     Series 1999 DN
     5.65%**                                 10/06/00       920         920,000
   York County IDA PCRB (Virginia Electric
     & Power Co. Project) Series 1985 MB
     4.25%                                   10/06/00       200         200,000
                                                                    -----------
                                                                     55,840,708
                                                                    -----------
PUERTO RICO--8.4%
   Puerto Rico Electric Power Authority
     Trust Receipts Series 1997 SGA-43 DN
     4.90%**                                 10/06/00     2,800       2,800,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     2.80%**                                 10/06/00     1,200       1,200,000
   Puerto Rico Industrial, Tourist,
     Education, Medical, and
     Environmental Control Finance
     Authority RB (Ana G. Mendez
     University System Project)
     Series 1998 DN
     2.60%**                                 10/06/00     1,100       1,100,000
                                                                    -----------
                                                                      5,100,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $60,940,708*)                                   100.0%     $60,940,708
                                                         ======     ===========

--------------
 *Aggregate cost for Federal tax purposes.
**Rates shown are the rates as of September 30, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

  INVESTMENT ABBREVIATIONS
   BAN.................................Bond Anticipation Note
   DN.............................................Demand Note
   GO......................................General Obligation
   IDA.......................Industrial Development Authority
   IDRB...................Industrial Development Revenue Bond
   MB..........................................Municipal Bond
   PCRB........................Pollution Control Revenue Bond
   RB............................................Revenue Bond
   TAN..................................Tax Anticipation Note
   TECP...........................Tax-Exempt Commercial Paper
   TRAN.....................Tax and Revenue Anticipation Note

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

SEPTEMBER 30, 2000
ASSETS
   Investments at value ....................................................   $ 60,940,708
   Cash ....................................................................         18,759
   Interest receivable .....................................................        395,297
   Investments sold receivable .............................................      3,900,464
   Prepaid expenses ........................................................          5,281
                                                                               ------------
          TOTAL ASSETS .....................................................     65,260,509
                                                                               ------------

LIABILITIES
   Distributions payable ...................................................        185,025
   Advisory fees payable ...................................................            136
   Administrative fees payable .............................................          7,868
   Transfer agent fees payable .............................................          8,575
   Other accrued expenses payable ..........................................         19,883
                                                                               ------------
          TOTAL LIABILITIES ................................................        221,487
                                                                               ------------

NET ASSETS (Equivalent to $1.00 per share based on 61,561,465 Institutional shares, 458,048 Service shares and 3,020,101
   Investor A shares outstanding) ..........................................   $ 65,039,022
                                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($65,039,022 [DIVIDE] 65,039,614) .......................................          $1.00
                                                                                      =====


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                                                                                 NEW JERSEY     NORTH CAROLINA
                                                             U.S. TREASURY      MUNICIPAL         MUNICIPAL        MUNICIPAL
                                             MONEY MARKET    MONEY MARKET     MONEY MARKET      MONEY MARKET     MONEY MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 2000          PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                            -------------    -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Interest ................................   $ 224,240,298    $  47,938,163    $  22,096,467    $   6,218,325    $   4,485,503
                                            -------------    -------------    -------------    -------------    -------------
EXPENSES:
Investment advisory fee .................      14,322,665        3,708,046        2,483,294          724,743          516,672
Administration fee ......................       5,329,064        1,418,417          980,922          289,897          206,669
Custodian fee ...........................         409,684          126,903           98,552           30,919           26,444
Transfer agent fee ......................       1,331,839          271,421          231,515           67,673           39,083
Shareholder servicing fee ...............       2,645,077          813,951          234,097          138,744            2,811
Shareholder processing fee ..............       2,012,306          774,351          360,310          113,983            2,434
Distribution fees .......................          75,773               --               --           19,809               29
Legal and audit .........................          91,033           11,869           15,931            1,095            2,927
Printing ................................         144,000           14,572            8,474            2,198            5,690
Registration fees and expenses ..........         161,736           45,335           53,548           19,295           20,337
Trustees' fees and officers' salary .....          54,695           16,210            7,027            2,320            2,720
Other ...................................          20,723            5,887            6,901            5,531            5,310
                                            -------------    -------------    -------------    -------------    -------------
                                               26,598,595        7,206,962        4,480,571        1,416,207          831,126
Less fees waived ........................      (6,553,676)      (2,212,233)      (1,509,018)        (500,588)        (481,140)
                                            -------------    -------------    -------------    -------------    -------------
   Total expenses .......................      20,044,919        4,994,729        2,971,553          915,619          349,986
                                            -------------    -------------    -------------    -------------    -------------
Net investment income ...................     204,195,379       42,943,434       19,124,914        5,302,706        4,135,517
                                            -------------    -------------    -------------    -------------    -------------
Net realized gain (loss)
   on investments .......................         (66,451)         (15,464)         (19,923)           2,950           (1,663)
                                            -------------    -------------    -------------    -------------    -------------
Net increase in net assets resulting from
   operations ...........................   $ 204,128,928    $  42,927,970    $  19,104,991    $   5,305,656    $   4,133,854
                                            =============    =============    =============    =============    =============


                                                    OHIO        PENNSYLVANIA      VIRGINIA
                                                  MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                MONEY MARKET    MONEY MARKET    MONEY MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 2000             PORTFOLIO       PORTFOLIO       PORTFOLIO
                                              -------------    -------------    -------------
INVESTMENT INCOME:
Interest ................................     $   4,301,878    $  25,732,064    $   2,316,699
                                              -------------    -------------    -------------
EXPENSES:
Investment advisory fee .................           485,080        2,934,321          264,112
Administration fee ......................           194,032        1,143,318          105,645
Custodian fee ...........................            22,799          107,629           17,503
Transfer agent fee ......................            70,139          257,930           25,507
Shareholder servicing fee ...............           120,355          447,252            5,774
Shareholder processing fee ..............            78,066          317,415            4,583
Distribution fees .......................             4,229           90,885            1,191
Legal and audit .........................               627           12,592            3,160
Printing ................................               588           18,711              858
Registration fees and expenses ..........            12,921           20,373           17,636
Trustees' fees and officers' salary .....             1,768            8,938              955
Other ...................................             5,368            5,548            1,131
                                              -------------    -------------    -------------
                                                    995,972        5,364,912          448,055
Less fees waived ........................          (343,320)      (1,743,425)        (259,598)
                                              -------------    -------------    -------------
   Total expenses .......................           652,652        3,621,487          188,457
                                              -------------    -------------    -------------
Net investment income ...................         3,649,226       22,110,577        2,128,242
                                              -------------    -------------    -------------
Net realized gain (loss)
   on investments .......................             3,211          (17,716)              --
                                              -------------    -------------    -------------
Net increase in net assets resulting from
   operations ...........................     $   3,652,437    $  22,092,861    $   2,128,242
                                              =============    =============    =============


See accompanying notes to financial statements.

28-29

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         U.S. TREASURY
                                                   MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                                             ---------------------------------   -----------------------------
                                                 FOR THE           FOR THE          FOR THE          FOR THE
                                               YEAR ENDED         YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                 9/30/00           9/30/99          9/30/00          9/30/99
                                             --------------     --------------   -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................  $  204,195,379     $  155,016,091   $  42,943,434   $  42,598,746
    Net realized gain (loss) on investments         (66,451)           (68,603)        (15,464)         29,066
                                             --------------     --------------   -------------   -------------
  Net increase in net assets resulting
    from operations .......................     204,128,928        154,947,488      42,927,970      42,627,812
                                             --------------     --------------   -------------   -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................    (130,621,528)       (98,261,892)    (16,721,443)    (15,659,093)
    Service Class .........................     (40,292,175)       (35,699,099)    (24,276,446)    (24,215,597)
    Hilliard Lyons Class ..................      (8,252,754)                --              --              --
    Investor A Class ......................     (24,545,069)       (20,886,959)     (1,945,543)     (2,723,328)
    Investor B Class ......................        (293,079)          (122,431)             (2)             --
    Investor C Class ......................        (190,774)           (45,710)             --            (728)
                                             --------------     --------------   -------------   -------------
    Total distribution from net
      investment income ...................    (204,195,379)      (155,016,091)    (42,943,434)    (42,598,746)
                                             --------------     --------------   -------------   -------------
Capital share transactions ................     111,229,884        285,875,157    (132,808,404)    (71,420,053)
                                             --------------     --------------   -------------   -------------
    Total increase (decrease) in
      net assets ..........................     111,163,433        285,806,554    (132,823,868)    (71,390,987)

Net assets:
    Beginning of period ...................   3,320,533,618      3,034,727,064     894,224,553     965,615,540
                                             --------------     --------------   -------------   -------------
    End of period .........................  $3,431,697,051     $3,320,533,618   $ 761,400,685   $ 894,224,553
                                             ==============     ==============   =============   =============



                                                       MUNICIPAL                 NEW JERSEY MUNICIPAL
                                                MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                             -----------------------------   -----------------------------
                                                FOR THE         FOR THE         FOR THE         FOR THE
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                9/30/00         9/30/99         9/30/00         9/30/99
                                             -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................  $  19,124,914   $  12,328,300   $   5,302,706   $   3,899,587
    Net realized gain (loss) on investments        (19,923)          4,275           2,950             870
                                             -------------   -------------   -------------   -------------
  Net increase in net assets resulting
    from operations .......................     19,104,991      12,332,575       5,305,656       3,900,457
                                             -------------   -------------   -------------   -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................    (11,223,728)     (7,889,717)     (2,939,671)     (2,210,426)
    Service Class .........................     (4,704,341)     (4,264,538)     (1,655,371)       (806,717)
    Hilliard Lyons Class ..................     (3,018,030)             --              --              --
    Investor A Class ......................       (178,815)       (173,039)       (707,664)       (882,443)
    Investor B Class ......................             --              --              --              (1)
    Investor C Class ......................             --          (1,006)             --              --
                                             -------------   -------------   -------------   -------------
    Total distribution from net
      investment income ...................    (19,124,914)    (12,328,300)     (5,302,706)     (3,899,587)
                                             -------------   -------------   -------------   -------------
Capital share transactions ................    145,854,480      (2,177,494)      4,617,289      (8,860,468)
                                             -------------   -------------   -------------   -------------
    Total increase (decrease) in
      net assets ..........................    145,834,557      (2,173,219)      4,620,239      (8,859,598)

Net assets:
    Beginning of period ...................    394,247,425     396,420,644     139,057,966     147,917,564
                                             -------------   -------------   -------------   -------------
    End of period .........................  $ 540,081,982   $ 394,247,425   $ 143,678,205   $ 139,057,966
                                             =============   =============   =============   =============



                                               NORTH CAROLINA MUNICIPAL             OHIO MUNICIPAL
                                                MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                             -----------------------------   -----------------------------
                                                 FOR THE        FOR THE         FOR THE         FOR THE
                                               YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 9/30/00        9/30/99         9/30/00         9/30/99
                                             -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................  $   4,135,517   $   6,694,961   $   3,649,226   $   3,135,027
    Net realized gain (loss) on investments         (1,663)           (579)          3,211          (6,193)
                                             -------------   -------------   -------------   -------------
  Net increase in net assets resulting
    from operations .......................      4,133,854       6,694,382       3,652,437       3,128,834
                                             -------------   -------------   -------------   -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................     (4,083,891)     (6,365,924)     (2,005,105)     (1,583,637)
    Service Class .........................        (39,849)       (319,883)       (321,434)       (857,398)
    Hilliard Lyons Class ..................             --              --              --              --
    Investor A Class ......................        (11,676)         (9,154)     (1,322,687)       (693,992)
    Investor B Class ......................           (101)             --              --              --
    Investor C Class ......................             --              --              --              --
                                             -------------   -------------   -------------   -------------
    Total distribution from net
      investment income ...................     (4,135,517)     (6,694,961)     (3,649,226)     (3,135,027)
                                             -------------   -------------   -------------   -------------
Capital share transactions ................    (76,897,336)    (21,467,926)     (2,063,779)    (17,138,785)
                                             -------------   -------------   -------------   -------------
    Total increase (decrease) in
      net assets ..........................    (76,898,999)    (21,468,505)     (2,060,568)    (17,144,978)

Net assets:
    Beginning of period ...................    180,066,701     201,535,206     105,449,893     122,594,871
                                             -------------   -------------   -------------   -------------
    End of period .........................  $ 103,167,702   $ 180,066,701   $ 103,389,325   $ 105,449,893
                                             =============   =============   =============   =============

                                                  PENNSYLVANIA MUNICIPAL            VIRGINIA MUNICIPAL
                                                  MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                               -----------------------------   -----------------------------
                                                   FOR THE        FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   9/30/00        9/30/99         9/30/00         9/30/99
                                               -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................    $  22,110,577   $  16,687,480   $   2,128,242   $   1,817,624
    Net realized gain (loss) on investments          (17,716)            558              --              --
                                               -------------   -------------   -------------   -------------
  Net increase in net assets resulting
    from operations .......................       22,092,861      16,688,038       2,128,242       1,817,624
                                               -------------   -------------   -------------   -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................      (15,559,365)    (11,581,237)     (2,031,928)     (1,715,802)
    Service Class .........................       (2,655,048)     (2,012,057)        (59,111)        (80,532)
    Hilliard Lyons Class ..................               --              --              --              --
    Investor A Class ......................       (3,896,164)     (3,094,186)        (37,203)        (21,290)
    Investor B Class ......................               --              --              --              --
    Investor C Class ......................               --              --              --              --
                                               -------------   -------------   -------------   -------------
    Total distribution from net
      investment income ...................      (22,110,577)    (16,687,480)     (2,128,242)     (1,817,624)
                                               -------------   -------------   -------------   -------------
Capital share transactions ................      (41,625,054)     53,072,152       9,690,532     (26,511,446)
                                               -------------   -------------   -------------   -------------
    Total increase (decrease) in
      net assets ..........................      (41,642,770)     53,072,710       9,690,532     (26,511,446)

Net assets:
    Beginning of period ...................      587,916,249     534,843,539      55,348,490      81,859,936
                                               -------------   -------------   -------------   -------------
    End of period .........................    $ 546,273,479   $ 587,916,249   $  65,039,022   $  55,348,490
                                               =============   =============   =============   =============


See accompanying notes to financial statements.

30-31

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                                     DISTRIBUTIONS       NET                        NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                     ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                     END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF        TOTAL        PERIOD
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD       RETURN         (000)
--------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0582       $(0.0582)         $0.00          $1.00         5.98%     $2,231,404
9/30/99                         1.00         0.0478        (0.0478)          0.00           1.00         4.89       2,076,083
9/30/98                         1.00         0.0532        (0.0532)          0.00           1.00         5.46       1,858,165
9/30/97                         1.00         0.0529        (0.0529)          0.00           1.00         5.42         878,566
9/30/96                         1.00         0.0533        (0.0533)          0.00           1.00         5.46         587,730
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0552       $(0.0552)         $0.00          $1.00         5.66%     $  629,769
9/30/99                         1.00         0.0448        (0.0448)          0.00           1.00         4.58         748,191
9/30/98                         1.00         0.0502        (0.0502)          0.00           1.00         5.14         808,962
9/30/97                         1.00         0.0499        (0.0499)          0.00           1.00         5.11       1,610,315
9/30/96                         1.00         0.0503        (0.0503)          0.00           1.00         5.15       1,575,064
--------------------------------------------------------------------------------------------------------------------------------
HILLIARD LYONS CLASS
10/18/99(1) through 9/30/00    $1.00        $0.0518       $(0.0518)         $0.00          $1.00         5.30%     $  154,279
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                        $1.00        $0.0539       $(0.0539)         $0.00          $1.00         5.53%     $  405,740
9/30/99                         1.00         0.0441        (0.0441)          0.00           1.00         4.50         486,578
9/30/98                         1.00         0.0495        (0.0495)          0.00           1.00         5.06         365,458
9/30/97                         1.00         0.0491        (0.0491)          0.00           1.00         5.02         256,039
9/30/96                         1.00         0.0485        (0.0485)          0.00           1.00         4.96         162,099
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/00                        $1.00        $0.0475       $(0.0475)         $0.00          $1.00         4.85%       $  6,371
9/30/99                         1.00         0.0371        (0.0371)          0.00           1.00         3.77           5,414
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00         4.34           1,805
9/30/97                         1.00         0.0424        (0.0424)          0.00           1.00         4.32             238
9/30/96                         1.00         0.0426        (0.0426)          0.00           1.00         4.34             138
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/00                        $1.00        $0.0475       $(0.0475)         $0.00          $1.00         4.85%       $  4,134
9/30/99                         1.00         0.0371        (0.0371)          0.00           1.00         3.77           4,268
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00         4.34             337
10/17/96(1) through 9/30/97     1.00         0.0390        (0.0390)          0.00           1.00         3.97               2
--------------------------------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0543       $(0.0543)         $0.00          $1.00         5.56%     $  317,272
9/30/99                         1.00         0.0453        (0.0453)          0.00           1.00         4.63         324,879
9/30/98                         1.00         0.0519        (0.0519)          0.00           1.00         5.32         297,161
9/30/97                         1.00         0.0515        (0.0515)          0.00           1.00         5.27         162,052
9/30/96                         1.00         0.0519        (0.0519)          0.00           1.00         5.32         167,193
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0513       $(0.0513)         $0.00          $1.00         5.25%     $  412,321
9/30/99                         1.00         0.0423        (0.0423)          0.00           1.00         4.31         524,122
9/30/98                         1.00         0.0489        (0.0489)          0.00           1.00         5.00         596,644
9/30/97                         1.00         0.0485        (0.0485)          0.00           1.00         4.93         836,151
9/30/96                         1.00         0.0489        (0.0489)          0.00           1.00         5.00         955,454
--------------------------------------------------------------------------------------------------------------------------------

INVESTOR A CLASS
9/30/00                        $1.00        $0.0497       $(0.0497)         $0.00          $1.00         5.09%      $  31,808
9/30/99                         1.00         0.0412        (0.0412)          0.00           1.00         4.20          45,224
9/30/98                         1.00         0.0476        (0.0476)          0.00           1.00         4.87          71,811
9/30/97                         1.00         0.0468        (0.0468)          0.00           1.00         4.75          43,425
9/30/96                         1.00         0.0467        (0.0467)          0.00           1.00         4.77          10,630
--------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
1/10/00(1) through 2/7/00      $1.00        $0.0037       $(0.0037)         $0.00          $1.00         0.37%      $      --(7)
--------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
12/8/98(1) through 5/25/99     $1.00        $0.0138       $(0.0138)         $0.00          $1.00         1.39%      $      --(3)



                                                RATIO OF EXPENSES                       INVESTMENT INCOME
                                   RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                  EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                                 AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                    ASSETS          WAIVERS)             ASSETS             WAIVERS)
---------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/00                              0.42%             0.60%               5.83%              5.65%
9/30/99                              0.42              0.61                4.78               4.59
9/30/98                              0.39              0.63                5.32               5.08
9/30/97                              0.32              0.65                5.30               4.97
9/30/96                              0.29              0.65                5.34               4.98
---------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                              0.72%             0.90%               5.49%              5.31%
9/30/99                              0.72              0.91                4.48               4.29
9/30/98                              0.69              0.93                5.03               4.79
9/30/97                              0.61              0.94                4.99               4.66
9/30/96                              0.59              0.95                5.00               4.64
---------------------------------------------------------------------------------------------------------
HILLIARD LYONS CLASS
10/18/99(1) through 9/30/00          0.91%(2)          1.09%(2)            5.43%(2)           5.25%(2)
---------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                              0.85%             1.03%               5.37%              5.19%
9/30/99                              0.80              0.99                4.40               4.21
9/30/98                              0.77              1.01                4.94               4.70
9/30/97                              0.70              1.03                4.92               4.59
9/30/96                              0.74              1.10                4.81               4.45
---------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/00                              1.49%             1.67%               4.84%              4.66%
9/30/99                              1.49              1.68                3.71               3.52
9/30/98                              1.48              1.72                4.22               3.98
9/30/97                              1.39              1.72                4.26               3.93
9/30/96                              1.36              1.73                4.18               3.82
---------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/00                              1.49%             1.67%               4.77%              4.59%
9/30/99                              1.49              1.68                3.71               3.52
9/30/98                              1.49              1.73                4.22               3.98
10/17/96(1) through 9/30/97          1.50(2)           1.83(2)             4.01(2)            3.68(2)
---------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/00                              0.41%             0.68%               5.43%              5.16%
9/30/99                              0.41              0.68                4.53               4.26
9/30/98                              0.38              0.69                5.19               4.88
9/30/97                              0.31              0.69                5.15               4.77
9/30/96                              0.29              0.69                5.18               4.78
---------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                              0.71%             0.98%               5.10%              4.83%
9/30/99                              0.71              0.98                4.23               3.96
9/30/98                              0.68              0.99                4.90               4.59
9/30/97                              0.61              0.99                4.85               4.47
9/30/96                              0.59              0.99                4.84               4.45
---------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                              0.86%             1.13%               4.91%              4.64%
9/30/99                              0.82              1.09                4.12               3.85
9/30/98                              0.81              1.12                5.57               5.26
9/30/97                              0.78              1.16                4.70               4.32
9/30/96                              0.79              1.19                4.60               4.20
---------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
1/10/00(1) through 2/7/00            1.48%(2)          1.75%(2)            4.70%(2)           4.43%(2)
---------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
12/8/98(1) through 5/25/99           1.48%(2)          1.75%(2)            3.46%(2)           3.19%(2)
---------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

32-33

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                                    DISTRIBUTIONS       NET
                               ASSET                   DISTRIBUTIONS     FROM NET         ASSET
                               VALUE         NET         FROM NET        REALIZED         VALUE
                             BEGINNING   INVESTMENT     INVESTMENT       CAPITAL         END OF                TOTAL
                             OF PERIOD     INCOME         INCOME           GAINS         PERIOD               RETURN
----------------------------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0356       $(0.0356)         $0.00          $1.00                3.62%
9/30/99                         1.00         0.0281        (0.0281)          0.00           1.00                2.85
9/30/98                         1.00         0.0327        (0.0327)          0.00           1.00                3.32
9/30/97                         1.00         0.0337        (0.0337)          0.00           1.00                3.42
9/30/96                         1.00         0.0339        (0.0339)          0.00           1.00                3.41
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0326       $(0.0326)         $0.00          $1.00                3.31%
9/30/99                         1.00         0.0252        (0.0252)          0.00           1.00                2.54
9/30/98                         1.00         0.0297        (0.0297)          0.00           1.00                3.01
9/30/97                         1.00         0.0307        (0.0307)          0.00           1.00                3.11
9/30/96                         1.00         0.0309        (0.0309)          0.00           1.00                3.10
----------------------------------------------------------------------------------------------------------------------
HILLIARD LYONS CLASS
10/26/99(1) through 9/30/00    $1.00        $0.0316       $(0.0316)         $0.00          $1.00                3.21%
----------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                        $1.00        $0.0309       $(0.0309)         $0.00          $1.00                3.13%
9/30/99                         1.00         0.0235        (0.0235)          0.00           1.00                2.37
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00                2.83
9/30/97                         1.00         0.0290        (0.0290)          0.00           1.00                2.93
9/30/96                         1.00         0.0288        (0.0288)          0.00           1.00                2.88
----------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/98 through 12/18/98       $1.00        $0.0040       $(0.0040)         $0.00          $1.00                0.40%
9/30/98(6)                      1.00         0.0133        (0.0133)          0.00           1.00                1.34
9/12/97(1) through 9/30/97      1.00         0.0013        (0.0013)          0.00           1.00                0.13
----------------------------------------------------------------------------------------------------------------------
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0347       $(0.0347)         $0.00          $1.00                3.52%
9/30/99                         1.00         0.0279        (0.0279)          0.00           1.00                2.83
9/30/98                         1.00         0.0319        (0.0319)          0.00           1.00                3.24
9/30/97                         1.00         0.0323        (0.0323)          0.00           1.00                3.28
2/1/96 through 9/30/96          1.00         0.0207        (0.0207)          0.00           1.00                2.09
1/16/96(1) through 1/31/96      1.00         0.0000        (0.0000)          0.00           1.00                3.07
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0317       $(0.0317)         $0.00          $1.00                3.21%
9/30/99                         1.00         0.0249        (0.0249)          0.00           1.00                2.52
9/30/98                         1.00         0.0289        (0.0289)          0.00           1.00                2.93
9/30/97                         1.00         0.0293        (0.0293)          0.00           1.00                2.96
2/1/96 through 9/30/96          1.00         0.0187        (0.0187)          0.00           1.00                1.89
3/1/95 through 1/31/96          1.00         0.0300        (0.0300)          0.00           1.00                3.23
----------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                        $1.00        $0.0292       $(0.0292)         $0.00          $1.00                2.96%
9/30/99                         1.00         0.0227        (0.0227)          0.00           1.00                2.30
9/30/98                         1.00         0.0265        (0.0265)          0.00           1.00                2.68
9/30/97                         1.00         0.0268        (0.0268)          0.00           1.00                2.71
2/1/96 through 9/30/96          1.00         0.0175        (0.0175)          0.00           1.00                1.76
1/16/96(1) through 1/31/96      1.00         0.0000        (0.0000)          0.00           1.00                2.66
----------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/99 through 2/8/00         $1.00        $0.0077       $(0.0077)         $0.00          $1.00                0.77%
9/30/99                         1.00         0.0094        (0.0094)          0.00           1.00                0.94
5/13/98(5) through 9/30/98      1.00         0.0079        (0.0079)          0.00           1.00                0.79
3/20/97(1) through 7/17/97      1.00         0.0077        (0.0077)          0.00           1.00                0.77
----------------------------------------------------------------------------------------------------------------------


                                                                                                      RATIO OF NET
                                  NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                                PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                 (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/00                       $  314,307         0.42%             0.70%               3.63%              3.35%
9/30/99                          238,281         0.42              0.70                2.80               2.52
9/30/98                          246,733         0.39              0.71                3.25               2.93
9/30/97                           58,747         0.31              0.72                3.36               2.95
9/30/96                           43,936         0.29              0.73                3.37               2.93
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                       $  112,807         0.72%             1.00%               3.23%              2.95%
9/30/99                          151,261         0.72              1.00                2.50               2.22
9/30/98                          140,155         0.69              1.01                2.96               2.64
9/30/97                          327,910         0.61              1.02                3.06               2.65
9/30/96                          261,617         0.59              1.03                3.08               2.64
----------------------------------------------------------------------------------------------------------------------
HILLIARD LYONS CLASS
10/26/99(1) through 9/30/00   $   105,57(2)      0.66%(2)          0.94%(2)            3.42%(2)           3.14%(2)
----------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                       $    7,396         0.89%             1.17%               3.09%              2.81%
9/30/99                            4,705         0.89              1.17                2.33               2.05
9/30/98                            9,227         0.86              1.18                2.80               2.48
9/30/97                            8,468         0.79              1.20                2.92               2.51
9/30/96                            1,851         0.77              1.21                2.80               2.36
----------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/98 through 12/18/98              --()       1.49%(2)          1.77%(2)            1.73%(2)           1.45%(2)
9/30/98(6)                           306         1.47              1.79                2.08               1.76
9/12/97(1) through 9/30/97            12         1.32(2)           1.73(2)             2.63(2)            2.22(2)

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/00                       $   82,080         0.39%             0.70%               3.45%              3.14%
9/30/99                           79,568         0.39              0.71                2.79               2.47
9/30/98                           68,771         0.38              0.75                3.17               2.80
9/30/97                            7,432         0.32              0.76                3.27               2.83
2/1/96 through 9/30/96               614         0.29(2)           0.78(2)             3.07(2)            2.58(2)
1/16/96(1) through 1/31/96         4,195         0.29(2)           0.78(2)             3.07(2)            2.58(2)
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                       $   55,177         0.69%             1.00%               3.23%              2.92%
9/30/99                           37,120         0.69              1.01                2.49               2.17
9/30/98                           35,152         0.67              1.04                2.89               2.52
9/30/97                          101,294         0.61              1.05                2.93               2.49
2/1/96 through 9/30/96            68,139         0.59(2)           1.08(2)             2.82(2)            2.33(2)
3/1/95 through 1/31/96            56,958         0.70(2)           0.74(2)             3.17(2)            3.13(2)
----------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                       $    6,421         0.93%             1.24%               2.86%              2.55%
9/30/99                           22,370         0.91              1.23                2.27               1.95
9/30/98                           43,995         0.91              1.28                2.64               2.27
9/30/97                           21,691         0.86              1.30                2.68               2.24
2/1/96 through 9/30/96            17,314         0.78(2)           1.27(2)             2.63(2)            2.15(2)
1/16/96(1) through 1/31/96         21,66(2)      0.71(2)           1.20(2)             2.66(2)            2.17(2)
----------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/99 through 2/8/00        $       --(7)      1.46%(2)          1.77%(2)            2.33%(2)           2.02%(2)
9/30/99                               --         1.46              1.78                1.72               1.40
5/13/98(5) through 9/30/98            --         1.44(2)           1.81(2)             2.12(2)            1.75(2)
3/20/97(1) through 7/17/97            --(4)      1.37(2)           1.81(2)             2.35(2)            1.91(2)
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

34-35

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                NET                                    DISTRIBUTIONS       NET                            NET
                               ASSET                   DISTRIBUTIONS     FROM NET         ASSET                         ASSETS
                               VALUE         NET         FROM NET        REALIZED         VALUE                         END OF
                             BEGINNING   INVESTMENT     INVESTMENT       CAPITAL         END OF            TOTAL        PERIOD
                             OF PERIOD     INCOME         INCOME           GAINS         PERIOD           RETURN         (000)
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0362       $(0.0362)         $0.00          $1.00             3.68%     $  102,155
9/30/99                         1.00         0.0288        (0.0288)          0.00           1.00             2.92         178,059
9/30/98                         1.00         0.0335        (0.0335)          0.00           1.00             3.40         181,984
9/30/97                         1.00         0.0334        (0.0334)          0.00           1.00             3.39         147,658
9/30/96                         1.00         0.0338        (0.0338)          0.00           1.00             3.43         112,097
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0332       $(0.0332)         $0.00          $1.00             3.37%     $      649
9/30/99                         1.00         0.0258        (0.0258)          0.00           1.00             2.61           1,639
9/30/98                         1.00         0.0305        (0.0305)          0.00           1.00             3.09          19,306
9/30/97                         1.00         0.0304        (0.0304)          0.00           1.00             3.08          23,704
9/30/96                         1.00         0.0308        (0.0308)          0.00           1.00             3.12           7,463
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                        $1.00        $0.0315       $(0.0315)         $0.00          $1.00             3.20%     $      358
9/30/99                         1.00         0.0241        (0.0241)          0.00           1.00             2.44             369
9/30/98                         1.00         0.0288        (0.0288)          0.00           1.00             2.92             245
9/30/97                         1.00         0.0287        (0.0287)          0.00           1.00             2.91             304
9/30/96                         1.00         0.0286        (0.0286)          0.00           1.00             2.90             111
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
1/12/00(1) through 9/30/00      $1.00        $0.0185       $(0.0185)         $0.00          $1.00             1.86%    $        6
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0361       $(0.0361)         $0.00          $1.00             3.67%      $  52,095
9/30/99                         1.00         0.0294        (0.0294)          0.00           1.00             2.98          49,237
9/30/98                         1.00         0.0334        (0.0334)          0.00           1.00             3.39          48,614
9/30/97                         1.00         0.0340        (0.0340)          0.00           1.00             3.45          23,739
9/30/96                         1.00         0.0346        (0.0346)          0.00           1.00             3.52          32,944
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0331       $(0.0331)         $0.00          $1.00             3.36%      $  10,284
9/30/99                         1.00         0.0264        (0.0264)          0.00           1.00             2.67          11,284
9/30/98                         1.00         0.0304        (0.0304)          0.00           1.00             3.08          58,077
9/30/97                         1.00         0.0310        (0.0310)          0.00           1.00             3.15          58,160
9/30/96                         1.00         0.0316        (0.0316)          0.00           1.00             3.21          45,525
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                        $1.00        $0.0313       $(0.0313)         $0.00          $1.00             3.18%      $  41,010
9/30/99                         1.00         0.0246        (0.0246)          0.00           1.00             2.49          44,929
9/30/98                         1.00         0.0286        (0.0286)          0.00           1.00             2.90          15,904
9/30/97                         1.00         0.0292        (0.0292)          0.00           1.00             2.96          15,876
9/30/96                         1.00         0.0293        (0.0293)          0.00           1.00             2.98           5,672
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0354       $(0.0354)         $0.00          $1.00             3.60%     $  400,378
9/30/99                         1.00         0.0280        (0.0280)          0.00           1.00             2.84         376,402
9/30/98                         1.00         0.0322        (0.0322)          0.00           1.00             3.27         350,249
9/30/97                         1.00         0.0332        (0.0332)          0.00           1.00             3.37         229,164
9/30/96                         1.00         0.0334        (0.0334)          0.00           1.00             3.40         198,822
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0324       $(0.0324)         $0.00          $1.00             3.29%      $  83,474
9/30/99                         1.00         0.0250        (0.0250)          0.00           1.00             2.53          76,173
9/30/98                         1.00         0.0292        (0.0292)          0.00           1.00             2.97          73,735
9/30/97                         1.00         0.0302        (0.0302)          0.00           1.00             3.06         234,472
9/30/96                         1.00         0.0304        (0.0304)          0.00           1.00             3.04         224,197
---------------------------------------------------------------------------------------------------------------------------------


                                                                                           RATIO OF NET
                                                RATIO OF EXPENSES                       INVESTMENT INCOME
                                   RATIO OF        TO AVERAGE          RATIO OF NET         TO AVERAGE
                                  EXPENSES TO      NET  ASSETS       INVESTMENT INCOME      NET ASSETS
                                 AVERAGE NET       (EXCLUDING         TO AVERAGE NET        (EXCLUDING
                                    ASSETS          WAIVERS)              ASSETS             WAIVERS)
-------------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/00                              0.30%             0.72%               3.62%              3.20%
9/30/99                              0.30              0.70                2.87               2.47
9/30/98                              0.29              0.74                3.35               2.90
9/30/97                              0.28              0.73                3.34               2.89
9/30/96                              0.25              0.74                3.33               2.84
-------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                              0.60%             1.02%               3.20%              2.78%
9/30/99                              0.60              1.00                2.57               2.17
9/30/98                              0.60              1.05                3.04               2.59
9/30/97                              0.60              1.05                3.04               2.59
9/30/96                              0.55              1.04                3.06               2.56
-------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                              0.77%             1.19%               3.15%              2.73%
9/30/99                              0.77              1.17                2.40               2.00
9/30/98                              0.76              1.21                2.88               2.43
9/30/97                              0.76              1.21                2.88               2.43
9/30/96                              0.76              1.25                2.83               2.34
-------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
1/12/00(1) through 9/30/00          1.37%(2)           1.79%(2)            2.61%(2)           2.19%(2)
-------------------------------------------------------------------------------------------------------
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
9/30/00                              0.39%             0.71%               3.60%              3.28%
9/30/99                              0.39              0.71                2.95               2.63
9/30/98                              0.36              0.72                3.36               3.00
9/30/97                              0.30              0.73                3.37               2.94
9/30/96                              0.29              0.75                3.47               3.01
-------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                              0.69%             1.01%               3.29%              2.97%
9/30/99                              0.69              1.01                2.65               2.33
9/30/98                              0.67              1.03                3.04               2.68
9/30/97                              0.61              1.03                3.10               2.68
9/30/96                              0.59              1.05                3.17               2.71
-------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/00                              0.87%             1.19%               3.13%              2.81%
9/30/99                              0.87              1.19                2.47               2.15
9/30/98                              0.85              1.21                2.86               2.50
9/30/97                              0.79              1.21                2.92               2.50
9/30/96                              0.79              1.25                2.88               2.42
-------------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/00                              0.42%             0.68%               3.53%              3.27%
9/30/99                              0.42              0.70                2.80               2.52
9/30/98                              0.39              0.71                3.19               2.87
9/30/97                              0.30              0.70                3.31               2.91
9/30/96                              0.29              0.71                3.34               2.92
-------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                              0.72%             0.98%               3.25%              2.99%
9/30/99                              0.72              1.00                2.50               2.22
9/30/98                              0.69              1.01                2.92               2.60
9/30/97                              0.61              1.01                3.01               2.61
9/30/96                              0.59              1.01                3.02               2.59
-------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

36-37

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                                    DISTRIBUTIONS       NET                     NET
                               ASSET                   DISTRIBUTIONS     FROM NET         ASSET                   ASSETS
                               VALUE         NET         FROM NET        REALIZED         VALUE                   END OF
                             BEGINNING   INVESTMENT     INVESTMENT       CAPITAL         END OF       TOTAL       PERIOD
                             OF PERIOD     INCOME         INCOME          GAINS          PERIOD      RETURN       (000)
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
---------------------------------------------------------
INVESTOR A CLASS
9/30/00                        $1.00        $0.0304       $(0.0304)         $0.00          $1.00      3.08%      $  62,421
9/30/99                         1.00         0.0235        (0.0235)          0.00           1.00      2.37         135,341
9/30/98                         1.00         0.0276        (0.0276)          0.00           1.00      2.80         110,860
9/30/97                         1.00         0.0285        (0.0285)          0.00           1.00      2.89          98,218
9/30/96                         1.00         0.0281        (0.0281)          0.00           1.00      2.90          63,424

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/00                        $1.00        $0.0367       $(0.0367)         $0.00          $1.00      3.73%      $  61,561
9/30/99                         1.00         0.0294        (0.0294)          0.00           1.00      2.98          51,301
9/30/98                         1.00         0.0338        (0.0338)          0.00           1.00      3.43          77,812
9/30/97                         1.00         0.0347        (0.0347)          0.00           1.00      3.53          62,834
9/30/96                         1.00         0.0348        (0.0348)          0.00           1.00      3.54          38,553
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                        $1.00        $0.0337       $(0.0337)         $0.00          $1.00      3.42%          $ 458
9/30/99                         1.00         0.0264        (0.0264)          0.00           1.00      2.68           2,786
9/30/98                         1.00         0.0308        (0.0308)          0.00           1.00      3.13           3,405
9/30/97                         1.00         0.0317        (0.0317)          0.00           1.00      3.22           5,244
9/30/96                         1.00         0.0318        (0.0318)          0.00           1.00      3.25          14,968
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/008                       $1.00        $0.0288       $(0.0288)         $0.00          $1.00      2.92%       $  3,020
9/30/99                         1.00         0.0237        (0.0237)          0.00           1.00      2.40           1,261
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00      2.84             643
5/27/97(1) through 9/30/97      1.00         0.0102        (0.0102)          0.00           1.00      1.03           1,096

                                                                                      RATIO OF NET
                                            RATIO OF EXPENSES                       INVESTMENT INCOME
                              RATIO OF        TO AVERAGE          RATIO OF NET         TO AVERAGE
                             EXPENSES TO      NET  ASSETS       INVESTMENT INCOME      NET ASSETS
                             AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                ASSETS          WAIVERS)             ASSETS             WAIVERS)
----------------------------------------------------------------------------------------------------
---------------------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
---------------------------------------------------------
INVESTOR A CLASS
9/30/00                         0.92%             1.18%               3.00%              2.74%
9/30/99                         0.88              1.16                2.34               2.06
9/30/98                         0.85              1.17                2.75               2.43
9/30/97                         0.77              1.17                2.85               2.45
9/30/96                         0.81              1.23                2.81               2.39

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/00                         0.30%             0.74%               3.65%              3.21%
9/30/99                         0.30              0.75                2.95               2.50
9/30/98                         0.30              0.77                3.37               2.90
9/30/97                         0.22              0.81                3.49               2.90
9/30/96                         0.14              0.82                3.47               2.79
----------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/00                         0.60%             1.04%               3.17%              2.73%
9/30/99                         0.60              1.05                2.65               2.20
9/30/98                         0.60              1.07                3.08               2.61
9/30/97                         0.48              1.07                3.12               2.53
9/30/96                         0.45              1.12                3.05               2.38
----------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/008                        0.87%             1.31%               3.11%              2.67%
9/30/99                         0.87              1.32                2.38               1.93
9/30/98                         0.87              1.34                2.85               2.38
5/27/97(1) through 9/30/97      0.86(2)           1.45(2)             2.95(2)            2.36(2)

1  Commencement of operations of share class.
2  Annualized.
3  There were no Investor C shares outstanding as of September 30, 1999.
4  There were no Investor B shares outstanding as of September 30, 1997.
5  Reissuance of shares.
6 This class has opened, closed and then reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
7  There were no Investor B shares outstanding as of September 30, 2000.
8 This class has closed and reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds[SERVICE MARK] ("the Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 39 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

---------------------------------------------------------------------------------------------------------------------------
         Portfolio                                                        Share Classes
---------------------------------------------------------------------------------------------------------------------------
                                           Institutional           Service          Hilliard Lyons        Investor A
---------------------------------------------------------------------------------------------------------------------------
                                       Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual  Actual
                                           Fees     Fees(4)   Fees(1)    Fees(4)    Fees(2)   Fees(4)   Fees(2)    Fees(4)
---------------------------------------------------------------------------------------------------------------------------
Money Market                               None      None      0.30%     0.30%       0.50%     0.40%     0.50%      0.40%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market                 None      None      0.30%     0.30%        N/A       N/A      0.50%      0.40%
---------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                     None      None      0.30%     0.30%       0.50%     0.15%     0.50%      0.40%
---------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Money Market          None      None      0.30%     0.30%        N/A       N/A      0.50%      0.48%
---------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Money Market      None      None      0.30%     0.30%        N/A       N/A      0.50%      0.40%
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market                None      None      0.30%     0.30%        N/A       N/A      0.50%      0.41%
---------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Money Marke         None      None      0.30%     0.30%        N/A       N/A      0.50%      0.47%
---------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Money Market            None      None      0.30%     0.30%        N/A       N/A      0.50%      0.50%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
         Portfolio                                         Share Classes
--------------------------------------------------------------------------------------
                                                  Investor B           Investor C
--------------------------------------------------------------------------------------
                                             Contractual  Actual  Contractual  Actual
                                               Fees(3)    Fees(4)   Fees(3)    Fees(4)
--------------------------------------------------------------------------------------
Money Market                                    1.15%      1.00%     1.15%     1.00%
--------------------------------------------------------------------------------------
U.S. Treasury Money Market                      1.15%      1.00%     1.15%      N/A
--------------------------------------------------------------------------------------
Municipal Money Market                          1.15%       N/A      1.15%      N/A
--------------------------------------------------------------------------------------
New Jersey Municipal Money Market               1.15%      1.00%     1.15%      N/A
--------------------------------------------------------------------------------------
North Carolina Municipal Money Market           1.15%      1.00%     1.15%      N/A
--------------------------------------------------------------------------------------
Ohio Municipal Money Market                     1.15%       N/A      1.15%      N/A
--------------------------------------------------------------------------------------
Pennsylvania Municipal Money Marke              1.15%       N/A      1.15%      N/A
--------------------------------------------------------------------------------------
Virginia Municipal Money Market                 1.15%       N/A      1.15%      N/A
--------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2000.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Hilliard Lyons, Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser to the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     For the year ended September 30, 2000, advisory fees and waivers for each Portfolio were as follows:

                                                     GROSS                            NET
                                                  ADVISORY FEE      WAIVER        ADVISORY FEE
                                                  ------------    ----------      ------------
Money Market Portfolio .....................      $14,322,665     $6,553,676      $7,768,989
U.S. Treasury Money Market Portfolio .......        3,708,046      2,212,233       1,495,813
Municipal Money Market Portfolio ...........        2,483,294      1,509,018         974,276
New Jersey Municipal Money Market Portfolio           724,743        500,588         224,155
North Carolina Municipal Money Market Portfolio       516,672        479,993          36,679
Ohio Municipal Money Market Portfolio ......          485,080        343,320         141,760
Pennsylvania Municipal Money Market Portfolio       2,934,321      1,743,425       1,190,896
Virginia Municipal Money Market Portfolio ..          264,112        257,930           6,182

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion.

     For the year ended September 30, 2000, administration fees and waivers for each Portfolio were as follows:

                                                              GROSS                             NET
                                                          ADMINISTRATION                   ADMINISTRATION
                                                               FEE              WAIVER          FEE
                                                          --------------       -------     --------------
Money Market Portfolio .....................                $5,329,064          $  --       $5,329,064
U.S. Treasury Money Market Portfolio .......                 1,418,417             --        1,418,417
Municipal Money Market Portfolio ...........                   980,922             --          980,922
New Jersey Municipal Money Market Portfolio                    289,897             --          289,897
North Carolina Municipal Money Market Portfolio                206,669          1,147          205,522
Ohio Municipal Money Market Portfolio ......                   194,032             --          194,032
Pennsylvania Municipal Money Market Portfolio                1,143,318             --        1,143,318
Virginia Municipal Money Market Portfolio ..                   105,645          1,668          103,977

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Money Market ....................................     .310%  $10,852,763
     U.S. Treasury Money Market ......................     .295%    3,972,670
     Municipal Money Market ..........................     .295%    2,357,895
     New Jersey Municipal Money Market ...............     .265%      813,484
     North Carolina Municipal Money Market ...........     .195%    1,150,630
     Ohio Municipal Money Market .....................     .265%      584,123
     Pennsylvania Municipal Money Market .............     .295%    2,885,548
     Virginia Municipal Money Market .................     .205%      430,165

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer agent and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BlackRock Distributors, Inc. as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service agreements with service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                   MONEY MARKET PORTFOLIO
                                             ----------------------------------
                                              FOR THE YEAR       FOR THE YEAR
                                                  ENDED              ENDED
                                                 9/30/00            9/30/99
                                             ---------------    ---------------
Shares sold:
     Institutional Class ...............     $ 2,296,289,567    $ 2,723,434,142
     Service Class .....................       1,933,270,482      2,720,807,611
     Hilliard Lyons Class ..............         310,611,414                 --
     Investor A Class ..................       2,035,200,977      2,512,122,406
     Investor B Class ..................          23,042,050         12,639,333
     Investor C Class ..................          45,001,450         22,030,422
Shares issued in reinvestment of dividends:
     Institutional Class ...............             176,008            466,421
     Service Class .....................           6,399,150          6,670,890
     Hilliard Lyons Class ..............           7,490,048                 --
     Investor A Class ..................          23,731,921         18,658,333
     Investor B Class ..................             206,446             93,558
     Investor C Class ..................             118,882             31,755
Shares redeemed:
     Institutional Class ...............      (2,141,109,855)    (2,505,940,526)
     Service Class .....................      (2,058,079,957)    (2,788,232,297)
     Hilliard Lyons Class ..............        (163,818,693)                --
     Investor A Class ..................      (2,139,754,807)    (2,409,651,253)
     Investor B Class ..................         (22,290,912)        (9,124,279)
     Investor C Class ..................         (45,254,287)       (18,131,359)
                                             ---------------    ---------------
Net increase ...........................     $   111,229,884    $   285,875,157
                                             ===============    ===============

                                                   U.S. TREASURY MONEY
                                                     MARKET PORTFOLIO
                                             ----------------------------------
                                             FOR THE YEAR       FOR THE YEAR
                                                 ENDED              ENDED
                                                9/30/00            9/30/99
                                             ---------------    ---------------
Shares sold:
     Institutional Class ...............    $    841,808,252    $   910,330,259
     Service Class .....................       1,712,508,240      2,196,002,421
     Investor A Class ..................         139,928,033        204,846,376
     Investor B Class ..................               1,012                 --
     Investor C Class ..................                  --             54,331
Shares issued in reinvestment of dividends:
     Institutional Class ...............               5,531              9,442
     Service Class .....................             813,277          2,493,676
     Investor A Class ..................           1,960,482          2,629,147
     Investor B Class ..................                   2                 --
     Investor C Class ..................                  --                722
Shares redeemed:
     Institutional Class ...............        (849,414,384)      (882,632,578)
     Service Class .....................      (1,825,113,299)    (2,271,034,326)
     Investor A Class ..................       (155, 304,536)      (234,064,470)
     Investor B Class ..................              (1,014)                --
     Investor C Class ..................                  --            (55,053)
                                            ----------------    ---------------
Net decrease ...........................    $   (132,808,404)   $   (71,420,053)
                                            ================    ===============

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                       MUNICIPAL MONEY
                                                      MARKET PORTFOLIO
                                               --------------------------------
                                               FOR THE YEAR       FOR THE YEAR
                                                   ENDED             ENDED
                                                  9/30/00           9/30/99
                                               -------------     --------------
Shares sold:
     Institutional Class ...............       $ 828,666,804     $ 626,515,555
     Service Class .....................         517,496,953       758,806,431
     Hilliard Lyons Class ..............         213,461,925                --
     Investor A Class ..................          15,408,590        22,899,335
     Investor C Class ..................                  --               115
Shares issued in reinvestment of dividends:
     Institutional Class ...............                 381                --
     Service Class .....................             588,530         1,063,097
     Hilliard Lyons Class ..............           2,681,240                --
     Investor A Class ..................             167,143           167,158
     Investor C Class ..................                  --             1,397
Shares redeemed:
     Institutional Class ...............        (752,629,741)     (634,971,125)
     Service Class .....................        (556,535,149)     (748,764,662)
     Hilliard Lyons Class ..............        (110,567,550)               --
     Investor A Class ..................         (12,884,646)      (27,587,702)
     Investor C Class ..................                  --          (307,093)
                                               -------------     --------------
Net increase (decrease) ................       $ 145,854,480     $  (2,177,494)
                                               =============     =============

                                                     NEW JERSEY MUNICIPAL
                                                    MONEY MARKET PORTFOLIO
                                                -------------------------------
                                                FOR THE YEAR      FOR THE YEAR
                                                   ENDED             ENDED
                                                  9/30/00           9/30/99
                                                ------------      -------------
Shares sold:
     Institutional Class ...............        $164,362,596      $ 159,417,665
     Service Class .....................          67,427,580         40,346,284
     Investor A Class ..................         123,914,485        126,463,562
     Investor B Class ..................                  --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ...............             129,584             50,493
     Service Class .....................              96,752             83,193
     Investor A Class ..................             717,488            823,079
     Investor B Class ..................                  --                  1
Shares redeemed:
     Institutional Class ...............        (161,982,341)      (148,671,242)
     Service Class .....................         (49,468,111)       (38,461,030)
     Investor A Class ..................        (140,580,692)      (148,912,473)
     Investor B Class ..................                 (52)                --
                                                ------------      -------------
Net increase (decrease) ................        $  4,617,289      $  (8,860,468)
                                                ============      =============

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                                  NORTH CAROLINA MUNICIPAL
                                                   MONEY MARKET PORTFOLIO
                                               --------------------------------
                                                FOR THE YEAR      FOR THE YEAR
                                                   ENDED              ENDED
                                                  9/30/00            9/30/99
                                               -------------      -------------
Shares sold:
     Institutional Class ...............       $ 261,497,339      $ 535,254,134
     Service Class .....................          20,336,577         56,837,213
     Investor A Class ..................              50,920            190,110
     Investor B Class ..................               5,455                 --
Shares issued in reinvestment of dividends:
     Institutional Class ...............               9,652              4,403
     Service Class .....................              31,378             36,151
     Investor A Class ..................              11,527              9,128
     Investor B Class ..................                  73                 --
Shares redeemed:
     Institutional Class ...............        (337,408,508)      (539,183,661)
     Service Class .....................         (21,358,303)       (74,540,755)
     Investor A Class ..................             (73,446)           (74,649)
     Investor B Class ..................                  --                 --
                                               -------------      -------------
Net decrease ...........................       $ (76,897,336)     $ (21,467,926)
                                               =============      =============

                                                        OHIO MUNICIPAL
                                                    MONEY MARKET PORTFOLIO
                                               --------------------------------
                                              FOR THE YEAR       FOR THE YEAR
                                                  ENDED              ENDED
                                                 9/30/00            9/30/99
                                               -------------      -------------
Shares sold:
     Institutional Class ...............       $ 186,087,327      $ 182,873,102
     Service Class .....................          50,131,098        110,327,709
     Investor A Class ..................          69,205,472        109,339,237
Shares issued in reinvestment of dividends:
     Institutional Class ...............               5,227              2,440
     Service Class .....................              23,905            561,579
     Investor A Class ..................           1,312,217            663,445
Shares redeemed:
     Institutional Class ...............        (183,236,554)      (182,249,894)
     Service Class .....................         (51,155,476)      (157,679,961)
     Investor A Class ..................         (74,436,995)       (80,976,442)
                                               -------------      -------------
Net decrease ...........................       $  (2,063,779)     $ (17,138,785)
                                               =============      =============

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  PENNSYLVANIA MUNICIPAL
                                                  MONEY MARKET PORTFOLIO
                                               --------------------------------
                                               FOR THE YEAR      FOR THE YEAR
                                                   ENDED             ENDED
                                                  9/30/00           9/30/99
                                               -------------    ---------------
Shares sold:
     Institutional Class ...............       $ 900,671,407    $ 1,037,502,953
     Service Class .....................         205,202,286        190,803,785
     Investor A Class ..................         405,904,749        486,622,487
Shares issued in reinvestment of dividends:
     Institutional Class ...............             193,590             67,375
     Service Class .....................             922,564            605,537
     Investor A Class ..................           3,935,575          3,058,878
Shares redeemed:
     Institutional Class ...............        (876,877,121)    (1,011,416,929)
     Service Class .....................        (198,822,299)      (188,971,099)
     Investor A Class ..................        (482,755,805)      (465,200,835)
                                               -------------    ---------------
Net increase (decrease) ................       $ (41,625,054)   $    53,072,152
                                               =============    ===============

                                                      VIRGINIA MUNICIPAL
                                                    MONEY MARKET PORTFOLIO
                                               --------------------------------
                                               FOR THE YEAR       FOR THE YEAR
                                                   ENDED              ENDED
                                                 9/30/00            9/30/99
                                               -------------      -------------
Shares sold:
     Institutional Class ...............       $ 120,608,798      $ 121,465,660
     Service Class .....................           6,903,032          8,816,929
     Investor A Class ..................           4,545,805          2,752,842
Shares issued in reinvestment of dividends:
     Institutional Class ...............               1,079            246,705
     Service Class .....................              63,045             78,555
     Investor A Class ..................              28,995             20,870
Shares redeemed:
     Institutional Class ...............        (110,350,460)      (148,222,976)
     Service Class .....................          (9,293,957)        (9,514,476)
     Investor A Class ..................          (2,815,805)        (2,155,555)
                                               -------------      -------------
Net increase (decrease) ................       $   9,690,532      $ (26,511,446)
                                               =============      =============

     On September 30, 2000, one shareholder held approximately 27% of the outstanding shares of the U. S. Treasury Money Market Portfolio, one shareholder held approximately 12% of the outstanding shares of the New Jersey Municipal Money Market Portfolio, three shareholders held approximately 89% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, one shareholder held approximately 11% of the Ohio Municipal Money Market Portfolio and two shareholders held approximately 79% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(D) AT SEPTEMBER 30, 2000, NET ASSETS CONSISTED OF:

                                                                      U.S.                              NEW JERSEY
                                                                   TREASURY           MUNICIPAL         MUNICIPAL
                                             MONEY MARKET         MONEY MARKET       MONEY MARKET      MONEY MARKET
                                               PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                            --------------        ------------       ------------      ------------
Capital paid-in ........................    $3,431,767,866        $761,369,558       $540,155,551      $143,682,580
Accumulated net realized gain (loss) on
   investment transactions .............           (70,815)             31,127            (73,569)           (4,375)
                                            --------------        ------------       ------------      ------------
                                            $3,431,697,051        $761,400,685       $540,081,982      $143,678,205
                                            ==============        ============       ============      ============

                                                NORTH
                                              CAROLINA               OHIO            PENNSYLVANIA        VIRGINIA
                                              MUNICIPAL            MUNICIPAL          MUNICIPAL         MUNICIPAL
                                            MONEY MARKET          MONEY MARKET       MONEY MARKET      MONEY MARKET
                                              PORTFOLIO            PORTFOLIO          PORTFOLIO         PORTFOLIO
                                            --------------        ------------       ------------      ------------
Capital paid-in ........................     $103,168,607         $103,425,035       $546,300,977       $65,039,594
Accumulated net realized loss on
   investment transactions .............             (905)             (35,710)           (27,498)             (572)
                                             ------------         ------------       ------------       -----------
                                             $103,167,702         $103,389,325       $546,273,479       $65,039,022
                                             ============         ============       ============       ===========

(E) CAPITAL LOSS CARRYOVER

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                    Capital Loss        Year Of
                                                    Carryforward      Expiration
                                                    ------------      ----------
Money Market Portfolio:                               $23,015            2007
                                                       44,610            2008

U. S. Treasury Money Market Portfolio:                  4,849            2008
Municipal Money Market Portfolio:                      20,433            2001
                                                       19,387            2002
                                                       12,355            2003
                                                        1,471            2006

New Jersey Municipal Money Market Portfolio:            1,262            2001
                                                          340            2002
                                                        1,288            2006
                                                        1,485            2008
North Carolina Municipal Money Market Portfolio:          121            2003
                                                          784            2008

Ohio Municipal Money Market Portfolio:                  2,285            2002
                                                        5,840            2005
                                                        4,223            2006
                                                       16,541            2007
                                                        6,193            2008

Pennsylvania Municipal Money Market Portfolio:            191            2002
                                                        1,329            2003
                                                        3,233            2004
                                                        1,626            2005
                                                        3,403            2006

Virginia Municipal Money Market Portfolio:                171            2003
                                                          401            2007

     At September 30, 2000, deferred post-October losses for the Money Market Portfolio were $67,429, for the U. S. Treasury Money Market Portfolio were $10,615, for the Municipal Money Market Portfolio were $19,923, for the Ohio Municipal Money Market Portfolio were $628, and for the Pennsylvania Municipal Money Market Portfolio were $17,716.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market and Pennsylvania Municipal Money Market Portfolios and the statements of assets and liabilities, including the schedules of investments, of the U.S. Treasury Money Market and Virginia Municipal Money Market Portfolios (constituting the money market portfolios of BlackRock Funds, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios of the Fund at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 17, 2000

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


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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------



Investment Adviser
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809


Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thatcher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103



To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 39 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

Stock Portfolios
----------------
      Large Cap Value Equity          European Equity
      Large Cap Growth Equity         International Equity
      Mid-Cap Value Equity            International Small Cap Equity
      Mid-Cap Growth Equity           Asia Pacific Equity
      Small Cap Value Equity          International Emerging Markets
      Small Cap Growth Equity         Select Equity
      Micro-Cap Equity                Index Equity
      Global Science & Technology

Stock & Bond Portfolios
-----------------------
      Balanced

Bond Portfolios
---------------
      Low Duration Bond               GNMA
      Intermediate Government Bond    Managed Income
      Intermediate Bond               International Bond
      Core Bond                       High Yield Bond
      Government Income

Tax-Free Bond Portfolios
------------------------
      Tax-Free Income                 Ohio Tax-Free Income
      Pennsylvania Tax-Free Income    Delaware Tax-Free Income
      New Jersey Tax-Free Income      Kentucky Tax-Free Income

Money Market Portfolios
-----------------------
      Money Market                       North Carolina Municipal Money Market
      U.S. Treasury Money Market         Ohio Municipal Money Market
      Municipal Money Market             Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market  Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE  PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC  INVESTMENT  PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC   WITHDRAWAL  PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OF BLACK ROCK FUNDS LOGO OMITTED]
P.O. Box 8907
Wilmington, DE 19899




Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   AR 9/30/00 MM